       LEGG MASON
       INCOME TRUST, INC.
       -------------------------------------------------------------------------
       U.S. GOVERNMENT INTERMEDIATE
       INVESTMENT GRADE
       HIGH YIELD

                 ---------------------------------------------------------------

                                      ANNUAL REPORT TO SHAREHOLDERS
                                      December 31, 2002
                                      Institutional Class

                 ---------------------------------------------------------------

                                                         [LEGG MASON FUNDS LOGO]

To Our Shareholders,

  We are pleased to provide you with Legg Mason Income Trust's annual report, combining reports for the Institutional Class of the Legg Mason U.S. Government Intermediate-Term Portfolio, Investment Grade Income Portfolio, and High Yield Portfolio.

  The following table summarizes key statistics for the Institutional Class of each portfolio, as of December 31, 2002:

                                                                                              Net Asset Value
                                              SEC Yield(A)            Average Life               Per Share
                                              ------------            ------------            ---------------
  Government Intermediate                       3.43%                  4.01 years                 $10.70
  Investment Grade                              5.10%                 10.65 years                 $10.43
  High Yield                                    8.38%                  6.78 years                 $ 7.96

  In calendar 2002, total returns for the Institutional Class of shares of the Government Intermediate, Investment Grade and High Yield Portfolios were +8.35%, +9.38%, and -5.00%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in a portfolio's net asset value per share, plus dividends and any capital gain distributions.) Beginning on page 2, portfolio managers responsible for the Income Trust discuss recent results and the investment outlook. The Funds' total returns in various periods since their inceptions are shown on subsequent pages of the report.

  PricewaterhouseCoopers LLP, Income Trust's independent accountants, has completed its annual examination, and audited financial statements for the fiscal year ended December 31, 2002, are included in this report.

  For each of our Funds, historical performance is not indicative of future results, and the principal value of the Government Intermediate, Investment Grade and High Yield Portfolios will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  Sincerely,


         /s/ JOHN F. CURLEY, JR.                          /s/ MARK R. FETTING
         John F. Curley, Jr.                              Mark R. Fetting
         Chairman                                         President

January 31, 2003

---------------

(A) SEC yields reported for the U.S. Government Intermediate, Investment Grade and High Yield Portfolios are for the 30 days ended December 31, 2002.

Portfolio Managers' Comments

Legg Mason Income Trust, Inc.

Market Overview

  This past year brought mixed blessings for the bond market. Treasury yields fell across the board and Treasury bond prices rose substantially, but corporate bond investors found the going unusually rough. As the year opened, markets were generally optimistic that the economy was embarked on a healthy recovery path. This optimism faded as the year progressed, however, as a series of shocks undermined investors' confidence. Geopolitical tensions heated up, corporate governance scandals and massive defaults were announced, oil prices rose, deflation concerns mounted, and the European and Japanese economies lost momentum. As a result, equity markets entered a third year of significant price declines, corporate bond prices failed to keep pace with their Treasury counterparts, and a string of defaults eroded the returns on virtually all diversified bond portfolios. Fears were allayed when the Fed surprised the markets by dropping the funds rate to 1.25% in November, and perhaps more importantly by the news that several Fed governors indicated the Fed had no qualms about its ability to fight deflation should it occur. The perception that deflation risk had thus been significantly reduced helped the corporate bond market stage an impressive recovery in the closing weeks of the year.

  On balance, short- and intermediate-term rates moved sharply lower over the course of the year, with two-year Treasury yields falling from just over 3% to as low as 1.6% -- a level not seen in more than a generation, and one suggesting that the economy was definitely not in good health. Yields on long-maturity BAA securities, in contrast, fell only modestly, from 8% to about 7.4%. Normally, this would have meant healthy price gains on top of generous coupons, but a series of defaults and downgrades offset much of the gains, leaving the long BAA sector with a total return (price gains/losses plus interest income) of just under 10%, according to Lehman Brothers, compared to 16.8% total returns on long-maturity Treasuries. High-yield bond investors, meanwhile, suffered negative total returns for the year. The mortgage-backed sector performed reasonably well despite a record spike in prepayments, thanks to a steep yield curve and a modest decline in volatility at the long end of the yield curve. The dollar fell against most major currencies, and commodity prices were broadly higher, suggesting that the Fed's accommodative policy stance was beginning to have an impact. Treasury Inflation-Protected Securities ("TIPS") registered very strong returns as real yields fell across the board and the consumer price index was boosted by higher energy prices.

U.S. Government Intermediate Portfolio

  The portfolio benefited from a long duration position, but this was largely offset by a steeper yield curve which hurt our emphasis on longer maturities. A moderate overweight exposure to the mortgage-backed sector contributed to returns as spreads narrowed. Moderate TIPS exposure made a significant contribution to returns, but on balance performance suffered primarily because of our overweight exposure to the credit sector and the inability of our issue selection to avoid all the negative credit events during the year.

  On September 30, 2002, the Fund changed its comparative index from the Lehman Intermediate Government/ Credit Bond Index(A) to the Lehman Intermediate Government Bond Index,(B) because the new index is more representative of the types of securities in which the Fund invests. The Fund produced a total return of +8.35% for the year ended December 31, 2002, versus its benchmark performance of +9.64%.

Investment Grade Portfolio

  All of the Fund's underperformance came in the first nine months of the year due to a significant overweight in the underperforming credit sector, 47% vs. a 27% weighting in the Lehman Aggregate Bond Index.(C) Anticipating an improvement in the economy, we had positioned the portfolio in the early part of the year to take advantage of outperformance in the credit sector due to our view that an improving underlying economy would help credit

---------------

(A) A market value-weighted index that tracks the daily price, coupon, and total return performance of fixed rate, publicly placed, dollar-denominated obligations. Issuers include the U.S. Treasury, U.S. government agencies, quasi-federal corporations, and corporations whose debt is guaranteed by the U.S. government, and have at least $100 million par amount outstanding and at least one year to maturity.

(B) A total return index consisting of investment grade corporate debt issues as well as U.S. government securities. The debt issues all maintain maturities within a range of 1 to 10 years.

(C) A market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity.

spreads tighten. Spreads had been pushed to wide levels due to a recessionary environment as well as investor aversion to risk after revelations of fraud at Enron in the winter of 2001. Although our call for an economic recovery in 2002 proved accurate, our belief that Enron was a singular event was costly. During the summer of 2002, fraudulent accounting disclosures at two of the largest issuers in the Lehman Credit Bond Index,(D) WorldCom and Tyco, overwhelmed any positive influence the improving economic environment could provide as investors' confidence in the credit market was shaken to the core. Reports in the fall of 2002 of inflated revenue numbers at the major energy trading firms (all of whom were major pipeline and/or energy generators) pushed the credit markets over the edge. By mid-October the credit markets reached all-time wide spreads, liquidity had evaporated and there was reduced confidence in almost every company's audited financials. A lack of new revelations of corporate malfeasance, increasing conviction for a rebound in corporate profits and issuer focus on balance sheet repair (deleveraging) drove credit spreads tighter during the fourth quarter. The Lehman Credit Index narrowed from a spread of +218 basis points(E) at the end of September to +169 by year end.

  On September 30, 2002, the Fund changed its comparative index from the Lehman Aggregate Bond Index to the Lehman Credit Bond Index, because the new index is more representative of the types of securities in which the Fund invests. The Fund produced a total return of +9.38% for the year ended December 31, 2002, versus its benchmark performance of +10.14%.

High Yield Portfolio

  For the year ended December 31, 2002, the Lehman High Yield Index(F) returned -1.41%, marking the fifth straight sub-coupon total return year, while the spread-to-comparable-Treasury widened 158 basis points. The Fund returned -5.00% for the same period. For 2002, the most liquid issues in the sector underperformed the broad index by a large 850 basis points. The portfolio's underperformance is attributable to the manager's bias for the more liquid issues in the market. The high yield market started the new year with a promising run, returning +2.41% for the first quarter; unfortunately, events in the high grade market such as the ongoing fallout from the Enron debacle coupled with other fallen angel credits and downgrade events such as Tyco and Qwest pressured the high yield market into giving back all of the gains and then some in the second quarter. Concern that the economy was double-dipping into another recession drove the high yield market down further in the third quarter. A strong rally in the fourth quarter, fueled by a pick-up in economic activity, improving corporate earnings outlooks and the absence of any new corporate malfeasance disclosures, encouraged investors to invest in the sector. The Fund's performance was aided by its positioning, as the large liquid issues outperformed the broader high yield sector.

Market Commentary and Outlook

  If the latter half of the 1990s was all about reward, the current decade is all about risk: bear markets in equities, high default rates, corporate governance scandals, terrorist attacks, and a looming, potentially dual-front war. The challenge facing investors these days is judging whether the risk premium priced into securities offers adequate compensation for this unique set of global risks.

  Inferring from today's extremely low level of short-term Treasury yields, the U.S. bond market is quite pessimistic over the near-term prospects for the economy. Forward rates do not anticipate any Fed tightening until late 2003, and spreads on high-yield and emerging market bonds imply that, over the next ten years, roughly half of the issuers will default. Spreads on long-maturity investment grade bonds imply a cumulative default rate of 20%, far above the historical norm. Will things really prove to be this bad?

  For several years we have maintained that the outlook for the economy was neither robust nor grim. Although it is fashionable to bemoan the tepid pace of the U.S. recovery, the reality is that the economy has grown at close to an average pace, the unemployment rate is near the low end of historical ranges, housing remains quite strong, and real incomes continue to rise. We've continued to enjoy general prosperity because productivity has been strong and the U.S. economy is fundamentally dynamic. To be sure, growth has been insufficient to consume the excess

---------------

(D) This index includes all publicly issued, fixed rate, nonconvertible, investment grade, domestic corporate debt. It also includes Yankee bonds, which are dollar- denominated, SEC-registered public, nonconvertible debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, and international agencies.

(E) 100 basis points = 1%.

(F) A market value-weighted index that tracks the daily price-only, coupon, and total return performance of non-investment grade, fixed rate, publicly placed, dollar- denominated, and non-convertible debt registered with the U.S. Securities and Exchange Commission.

capacity plaguing many industries, so investment and jobs growth have been relatively weak. Plus, modest growth and an inability to raise prices has equated to quite a challenging market for many highly indebted companies.

  Nevertheless, we believe that today's historically high risk premiums generally underestimate the inherent vitality of the economy and the power of favorable fiscal and monetary policy. There are the obvious barriers to growth, of course, chief among them geopolitical risk, corporate governance issues, and high energy prices. But there is little doubt that monetary policy is now accommodative after many years of being restrictive. A friendly Fed, deleveraging, corporate restructuring, and the passage of time are effective antidotes to many of the problems that have plagued the economy in recent years. For these reasons we expect to see a continued, but gradual, reversal of the pessimism still evident in both the stock and bond markets today, as the reality of moderate growth and low inflation becomes more widely embraced. The Fed is likely to keep inflation low and steady, and that should provide fertile ground for the productivity gains that lead to improved earnings. If the Bush administration is able to deliver on its promised tax reform, this could give the economy an added boost in the second half of 2003. An Iraq war could prove nasty, of course, but lots of bad news is already priced in, and uncertainty abounds. Any form of resolution to the conflict could be positive from a long-term perspective.

  Consistent with these views, we are attracted to the valuations attached to riskier securities, and see little need for the very expensive shelter offered by short- and intermediate-term Treasury bonds. If our expectations prove correct, we should see some upward pressure on short-term Treasury yields as the year progresses. Meanwhile, long-term yields still look attractive at current levels given our outlook for continued low inflation and moderate growth. To the extent that stronger growth and spreading optimism cause Treasury yields to rise, we would expect to see corporate bonds and mortgages outperforming their Treasury counterparts. The result should be modest returns for fixed income portfolios in general, but attractive returns for portfolios that are positioned with these expectations in mind.

                                          Western Asset Management Company

January 22, 2003

Performance Information

Legg Mason Income Trust, Inc.

Performance Comparison of a $1,000,000 Investment as of December 31, 2002

  The following graphs compare each Fund's total returns against that of the most closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for each Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

  Total return measures investment performance in terms of appreciation or depreciation in a Fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

  Effective September 30, 2002, Government Intermediate changed its comparative index from the Lehman Intermediate Government/Credit Bond Index to the Lehman Intermediate Government Bond Index, and Investment Grade changed its comparative index from the Lehman Aggregate Bond Index to the Lehman Credit Bond Index. Each Fund made these changes because the new index is more representative of the types of securities in which each Fund invests.

  The Government Intermediate, Investment Grade and High Yield Portfolios each have two classes of shares: Primary Class and Institutional Class. Information about the Primary Class is contained in a separate report to its shareholders.

U.S. Government Intermediate-Term Portfolio -- Institutional Class

  -------------------------------------------------
                    Cumulative      Average Annual
                   Total Return      Total Return
  -------------------------------------------------
  One Year             +8.35%           +8.35%
  Five Years          +36.61%           +6.44%
  Life of Class*      +77.42%           +7.35%
  -------------------------------------------------
  (*) Inception date:   December 1, 1994
  -------------------------------------------------

[US GOV. INTERM.-TERM CHART]

                                                     U.S. GOVERNMENT                LEHMAN INTERMEDIATE          LEHMAN INTERMEDIATE
                                                    INTERMEDIATE-TERM               GOVERNMENT/CREDIT BOND          GOVERNMENT BOND
                                                PORTFOLIO -- INSTITUTIONAL CLASS           INDEX(A)                    INDEX(B)
                                                --------------------------------    ----------------------        ------------------
12/1/94                                                     $1000000.00                 $1000000.00                  $1000000.00
12/31/94                                                     1005190.00                  1006600.00                   1003300.00
                                                             1045430.00                  1056700.00                   1045000.00
                                                             1096620.00                  1125300.00                   1093800.00
                                                             1115960.00                  1146900.00                   1110800.00
12/31/95                                                     1150230.00                  1200300.00                   1147800.00
                                                             1143110.00                  1172200.00                   1140100.00
                                                             1152660.00                  1177700.00                   1147700.00
                                                             1172050.00                  1198500.00                   1167500.00
12/31/96                                                     1208790.00                  1235100.00                   1194500.00
                                                             1207800.00                  1224500.00                   1194200.00
                                                             1240830.00                  1269000.00                   1227500.00
                                                             1271410.00                  1313500.00                   1258800.00
12/31/97                                                     1299050.00                  1355600.00                   1286700.00
                                                             1317990.00                  1376200.00                   1306200.00
                                                             1344490.00                  1412200.00                   1330300.00
                                                             1389370.00                  1482100.00                   1392500.00
12/31/98                                                     1391780.00                  1484100.00                   1395900.00
                                                             1387890.00                  1466300.00                   1392100.00
                                                             1373940.00                  1450300.00                   1389300.00
                                                             1388530.00                  1458100.00                   1403400.00
12/31/99                                                     1392310.00                  1452200.00                   1402700.00
                                                             1426830.00                  1491200.00                   1425600.00
                                                             1450840.00                  1512900.00                   1451600.00
                                                             1490000.00                  1556300.00                   1490500.00
12/31/00                                                     1540490.00                  1624300.00                   1549600.00
                                                             1575330.00                  1676200.00                   1596100.00
                                                             1582190.00                  1681300.00                   1602800.00
                                                             1649570.00                  1761400.00                   1682300.00
12/31/01                                                     1637480.00                  1762400.00                   1680000.00
                                                             1641550.00                  1754100.00                   1675600.00
                                                             1699550.00                  1819900.00                   1740300.00
                                                             1757830.00                  1923600.00                   1824200.00
12/31/02                                                     1774240.00                  1956900.00                   1842000.00

Investment Grade Income Portfolio -- Institutional Class

  -------------------------------------------------
                    Cumulative      Average Annual
                   Total Return      Total Return
  -------------------------------------------------
  One Year             +9.38%           +9.38%
  Five Years          +39.05%           +6.82%
  Life of Class*      +64.12%           +7.29%
  -------------------------------------------------
  (*) Inception date:  December 1, 1995
  -------------------------------------------------

[INVESTMENT GRADE CHART]

                                                 INVESTMENT GRADE INCOME
                                                 PORTFOLIO INSTITUTIONAL      LEHMAN AGGREGATE BOND        LEHMAN CREDIT BOND
                                                          CLASS                     INDEX(C)                    INDEX(D)
                                                 -----------------------      ---------------------        ------------------
12/1/95                                                 $1000000.00                   $1000000.00             $1000000.00
12/31/95                                                 1014220.00                    1014000.00              1012700.00
                                                          999934.00                     996100.00               998500.00
                                                         1004200.00                    1001700.00              1003400.00
                                                         1026950.00                    1020200.00              1022900.00
12/31/96                                                 1063760.00                    1050800.00              1052800.00
                                                         1060180.00                    1045000.00              1048500.00
                                                         1104520.00                    1083400.00              1084900.00
                                                         1146710.00                    1119300.00              1119300.00
12/31/97                                                 1180240.00                    1152300.00              1140800.00
                                                         1199600.00                    1170200.00              1160000.00
                                                         1222200.00                    1197600.00              1183100.00
                                                         1251810.00                    1248200.00              1230400.00
12/31/98                                                 1269590.00                    1252400.00              1235400.00
                                                         1253790.00                    1246200.00              1235500.00
                                                         1243630.00                    1235200.00              1225500.00
                                                         1254520.00                    1243600.00              1234100.00
12/31/99                                                 1265380.00                    1242100.00              1237400.00
                                                         1294720.00                    1269500.00              1252700.00
                                                         1300890.00                    1291600.00              1270900.00
                                                         1341390.00                    1330600.00              1311700.00
12/31/00                                                 1387190.00                    1386500.00              1354500.00
                                                         1432610.00                    1428600.00              1408300.00
                                                         1453760.00                    1436700.00              1422600.00
                                                         1501340.00                    1502900.00              1481700.00
12/31/01                                                 1500330.00                    1503600.00              1486800.00
                                                         1501550.00                    1505000.00              1484300.00
                                                         1522910.00                    1560600.00              1531400.00
                                                         1580210.00                    1632100.00              1595600.00
12/31/02                                                 1641160.00                    1657800.00              1637500.00

 THE GRAPHS AND TABLES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
                                  WOULD PAY ON
              FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

6

High Yield Portfolio -- Institutional Class

  -----------------------------------------------
                  Cumulative      Average Annual
                 Total Return      Total Return
  -----------------------------------------------
  One Year           -5.00%           -5.00%
  Five Years        -20.24%           -7.25%
  Life of
    Class(*)        -19.05%           -4.43%
  -----------------------------------------------
  (*) Inception date:   May 5, 1998
  -----------------------------------------------

[HIGH YIELD PORTFOLIO CHART]

                                                                   HIGH YIELD PORTFOLIO --
                                                                    INSTITUTIONAL CLASS             LEHMAN HIGH YIELD INDEX(E)
                                                                   ----------------------           --------------------------
4/30/98                                                                 1000000.00                       1000000.00
                                                                        1026430.00                       1007100.00
                                                                         930176.00                        961300.00
12/31/98                                                                 930903.00                        981700.00
                                                                        1035270.00                        999900.00
                                                                        1010780.00                       1003300.00
                                                                         941175.00                        989000.00
12/31/99                                                                1014850.00                       1005200.00
                                                                         994652.00                        981700.00
                                                                         984731.00                        993000.00
                                                                         949633.00                        998600.00
12/31/00                                                                 852607.00                        946300.00
                                                                         877924.00                       1006500.00
                                                                         855416.00                        983400.00
                                                                         813346.00                        941800.00
12/31/01                                                                 852086.00                        996200.00
                                                                         857298.00                       1013000.00
                                                                         785425.00                        948000.00
                                                                         757698.00                        920200.00
12/31/02                                                                 809466.00                        982200.00

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
                                  WOULD PAY ON
              FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(A) The Lehman Intermediate Government/Credit Bond Index is a market value-weighted index that tracks the daily price, coupon, and total return performance of fixed rate, publicly placed, dollar-denominated obligations. Issuers include the U.S. Treasury, U.S. government agencies, quasi-federal corporations, and corporations whose debt is guaranteed by the U.S. government, and have at least $100 million par amount outstanding and at least one year to maturity. Index returns are for periods beginning November 30, 1994.

(B) The Lehman Intermediate Government Bond Index is a total return index consisting of investment grade corporate debt issues as well as U.S. government securities. The debt issues all maintain maturities within a range of 1 to 10 years. Index returns are for periods beginning November 30, 1994.

(C) The Lehman Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to maturity. Index returns are for periods beginning November 30, 1995.

(D) The Lehman Credit Bond Index includes all publicly issued, fixed rate, non-convertible, investment grade, domestic corporate debt. It also includes Yankee bonds, which are dollar-denominated, SEC-registered public, non-convertible debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, and international agencies. Index returns are for periods beginning November 30, 1995.

(E) The Lehman High Yield Index is a market value-weighted index that tracks the daily price-only, coupon, and total return performance of non-investment grade, fixed rate, publicly placed, dollar-denominated, and nonconvertible debt registered with the U.S. Securities and Exchange Commission. Index returns are for periods beginning April 30, 1998.

Statement of Net Assets

Legg Mason Income Trust, Inc.
December 31, 2002
(Amounts in Thousands)

U.S. Government Intermediate-Term Portfolio

                                                  Rate           Maturity Date            Par            Value
----------------------------------------------------------------------------------------------------------------
Long-Term Securities -- 82.0%

U.S. Government and Agency Obligations -- 53.1%
  Fixed Rate Securities -- 53.1%
  Fannie Mae                                      6.250%            2/1/11              $  8,900        $  9,960
  Fannie Mae                                      6.125%            3/15/12               30,380          34,633
  Freddie Mac                                     5.000%            5/15/04               11,000          11,527
  Freddie Mac                                     5.875%            3/21/11                9,722          10,662
  Freddie Mac                                     5.750%            1/15/12                5,008           5,572
  United States Treasury Bonds                    5.750%            8/15/10                3,490           4,013
  United States Treasury Bonds                    8.000%           11/15/21                7,670          10,687
  United States Treasury Bonds                    5.250%           11/15/28                  160             167
  United States Treasury Bonds                    6.250%            5/15/30                  290             347
  United States Treasury Bonds                    5.375%            2/15/31                9,740          10,618
  United States Treasury Notes                    5.750%           11/15/05                5,230           5,781
  United States Treasury Notes                    3.250%            8/15/07                1,100           1,127
  United States Treasury Notes                    3.000%           11/15/07               80,380          81,347
  United States Treasury Notes                    5.000%            8/15/11                1,880           2,062
  United States Treasury Notes                    4.375%            8/15/12                3,750           3,920
  United States Treasury Notes                    4.000%           11/15/12               14,020          14,218
                                                                                                        --------
Total U.S. Government and Agency Obligations
  (Identified Cost -- $198,376)                                                                          206,641
----------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 23.7%
  Fixed Rate Securities -- 23.2%
  Fannie Mae                                      8.500%       6/1/10 to 8/1/11              351             363
  Fannie Mae                                      6.500%       11/1/10 to 7/1/31          21,437          22,430
  Fannie Mae                                     12.500%       11/1/12 to 4/1/18             409             500
  Fannie Mae                                      7.000%       1/1/13 to 6/1/32            6,761           7,125
  Fannie Mae                                      9.500%            7/1/14                   254             281
  Fannie Mae                                     11.000%            12/1/15                  177             197
  Fannie Mae                                      5.500%            9/1/17                 9,646          10,015
  Fannie Mae                                      9.000%            11/1/21                  462             512
  Fannie Mae                                      6.000%       11/1/27 to 9/1/32           4,618           4,781
  Freddie Mac                                     8.250%            2/1/08                    61              62
  Freddie Mac                                     8.500%       12/1/08 to 6/1/21             392             415
  Freddie Mac                                     9.750%      11/1/09 to 11/1/14             106             117
  Freddie Mac                                     9.000%       1/1/17 to 1/1/21              622             682
  Freddie Mac                                     5.500%       3/1/17 to 8/1/17            9,480           9,844
  Freddie Mac                                     7.000%       1/25/21 to 4/1/32          22,008          23,131
  Freddie Mac                                     8.000%            2/1/31                 1,719           1,843
  Government National Mortgage Association        9.000%      7/15/04 to 9/15/22           1,088           1,177
  Government National Mortgage Association        6.000%      5/15/14 to 11/15/32          3,539           3,697
  Government National Mortgage Association        6.500%      10/15/31 to 6/15/32          3,201           3,363
                                                                                                        --------
                                                                                                          90,535
                                                                                                        --------

Legg Mason Income Trust, Inc.

U.S. Government Intermediate-Term Portfolio -- Continued

                                                  Rate           Maturity Date            Par            Value
----------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- Continued
  Indexed Securities(A) -- 0.5%
  Government National Mortgage Association        7.063%            6/16/26             $  7,349        $    821
  Government National Mortgage Association        7.113%            8/16/26                6,850             955
                                                                                                        --------
                                                                                                           1,776
                                                                                                        --------
Total U.S. Government Agency Mortgage-Backed
  Securities (Identified Cost -- $89,501)                                                                 92,311
----------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- 1.4%
  Banking and Finance -- 1.4%
  Ford Motor Credit Company                       7.375%            2/1/11                 3,560           3,462
  General Motors Acceptance Corporation           2.303%            1/17/03                1,000           1,000(A)
  Household Finance Corporation                   8.000%            7/15/10                  690             779
                                                                                                        --------
Total Corporate Bonds and Notes (Identified
  Cost -- $5,334)                                                                                          5,241
----------------------------------------------------------------------------------------------------------------
Asset-Backed Securities -- 1.6%
  Fixed Rate Securities -- 1.6%
  Conseco Finance 2001-B                          6.003%            6/15/32                1,334           1,342
  Conseco Finance Securitizations Corp. 2001-1    6.990%            7/1/32                 2,600           2,277
  Green Tree Financial Corporation Series
    1998-6                                        6.270%            7/1/21                 2,600           2,601
                                                                                                        --------
                                                                                                           6,220
                                                                                                        --------
  Indexed Securities(A) -- N.M
  SLM Student Loan Trust 1998-2                   2.333%            4/25/07                   56              56
                                                                                                        --------
  Stripped Securities -- N.M.
  New South Home Equity Trust 2001-1              5.490%            3/25/03               14,000             129(B1)
                                                                                                        --------
Total Asset-Backed Securities (Identified
  Cost -- $6,572)                                                                                          6,405
----------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities -- 1.9%
  Fixed Rate Securities -- 1.7%
  Blackrock Capital Finance L.P. 1997-R3          7.220%           11/25/28                1,522           1,556(C)
  Criimi Mae Commercial Mortgage Trust 1998-C1    7.000%            6/2/33                 1,600           1,750(C)
  J.P. Morgan Commercial Mortgage Finance
    Corporation 1999-C8                           7.400%            7/15/31                1,600           1,856
  Ocwen Residential MBS Corporation 1998-R2       6.750%           11/25/34                1,500           1,530(C)
                                                                                                        --------
                                                                                                           6,692
                                                                                                        --------
  Stripped Securities -- 0.2%
  RFSC Series 2002-RP2                            2.000%            4/25/05               20,680             641(B1)
                                                                                                        --------
Total Mortgage-Backed Securities (Identified
  Cost -- $6,663)                                                                                          7,333
----------------------------------------------------------------------------------------------------------------

                                                  Rate           Maturity Date         Par/Shares        Value
----------------------------------------------------------------------------------------------------------------
Preferred Stocks -- 0.3%
  Home Ownership Funding Corporation             13.331%                                       5shs     $    311(C,D)
  Home Ownership Funding Corporation II          13.338%                                      14             870(C,D)
                                                                                                        --------
Total Preferred Stocks (Identified
  Cost -- $1,538)                                                                                          1,181
                                                                                                        --------
Total Long-Term Securities (Identified Cost -- $307,984)                                                 319,112
----------------------------------------------------------------------------------------------------------------
Short-Term Securities -- 17.8%

U.S. Government and Agency Obligations -- 0.5%
  Fannie Mae                                      0.000%            2/12/03             $  1,900           1,897(E,F)
                                                                                                        --------
Repurchase Agreements -- 17.3%
  Lehman Brothers, Inc. 1.2%, dated 12/31/02, to be repurchased at $27,589 on
    1/2/03 (Collateral: $12,000 Federal Home Loan Bank bonds, 4%, due 11/7/05, value $12,088; $8,000 Freddie Mac notes, 8%, due 2/15/17, value $8,517;
    $7,185 Fannie Mae notes, 6.25%, due 8/1/17, value $7,535)                             27,587          27,587
  Merrill Lynch Government Securities, Inc. 1.25%, dated 12/31/02, to be repurchased at $40,003 on 1/2/03 (Collateral: $58,705 Resolution Funding
    Corp. principal-only securities, due 7/15/11, value $40,800)                          40,000          40,000
                                                                                                        --------
                                                                                                          67,587
                                                                                                        --------
Total Short-Term Securities (Identified Cost -- $69,484)                                                  69,484
----------------------------------------------------------------------------------------------------------------
Total Investments -- 99.8% (Identified Cost -- $377,468)                                                 388,596
Other Assets Less Liabilities -- 0.2%                                                                        682
                                                                                                        --------

NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
  35,501 Primary Class shares outstanding                                               $379,391
     886 Institutional Class shares outstanding                                            9,149
Undistributed net investment income                                                          138
Accumulated net realized gain/(loss) on investments, options and futures                  (9,622)
Unrealized appreciation/(depreciation) of investments, options and futures                10,222
                                                                                        --------

NET ASSETS -- 100.0%                                                                                    $389,278
                                                                                                        ========

NET ASSET VALUE PER SHARE:

  PRIMARY CLASS                                                                                           $10.70
                                                                                                        ========
  INSTITUTIONAL CLASS                                                                                     $10.70
                                                                                                        ========

Legg Mason Income Trust, Inc.

U.S. Government Intermediate-Term Portfolio -- Continued

                                                     Expiration     Actual     Appreciation/
                                                        Date       Contracts   (Depreciation)
---------------------------------------------------------------------------------------------
Futures Contracts Purchased(G)
Eurodollar Futures                                  December 2003     100         $   203
                                                                                  -------
Futures Contracts Written(G)
U.S. Treasury Bond Futures                           March 2003       145         $  (419)
U.S. Treasury Note Futures                           March 2003       203            (696)
                                                                                  -------
                                                                                  $(1,115)
                                                                                  -------
Options Written(G)
U.S. Treasury Note Futures Call, Strike Price $115  February 2003      50         $   (29)
U.S. Treasury Note Futures Put, Strike Price $109   February 2003      50              35
                                                                                  -------
                                                                                  $     6
                                                                                  -------
---------------------------------------------------------------------------------------------

(A) Indexed security -- The rates of interest earned on these securities are tied to a specified Treasury Bill rate. These rates are as of December 31, 2002.

(B) Stripped security -- Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

(C) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 1.5% of net assets.

(D) Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes.

(E) Collateral to cover futures contracts.

(F) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(G) Options and futures are described in more detail in the notes to financial statements.

N.M. -- Not meaningful.

See notes to financial statements.

Statement of Net Assets

Legg Mason Income Trust, Inc.
December 31, 2002
(Amounts in Thousands)

Investment Grade Income Portfolio

                                                          Rate        Maturity Date         Par           Value
-----------------------------------------------------------------------------------------------------------------
Long-Term Securities -- 87.8%

Corporate Bonds and Notes -- 66.4%
  Aerospace/Defense -- 3.7%
  Lockheed Martin Corporation                             8.200%        12/1/09           $  3,000       $  3,707
  Lockheed Martin Corporation                             7.750%        5/1/26               1,500          1,823
  Raytheon Company                                        6.400%       12/15/18              3,000          2,974
  United Technologies Corporation                         6.100%        5/15/12              1,750          1,957
  United Technologies Corporation                         7.500%        9/15/29              1,750          2,176
                                                                                                         --------
                                                                                                           12,637
                                                                                                         --------
  Auto Parts and Equipment -- 0.1%
  American Axle & Manufacturing Inc.                      9.750%        3/1/09                  50             54
  Lear Corporation                                        7.960%        5/15/05                231            237
                                                                                                         --------
                                                                                                              291
                                                                                                         --------
  Automotive -- 0.3%
  Ford Motor Company                                      8.900%        1/15/32                370            363
  Ford Motor Company                                      7.700%        5/15/97                630            529
                                                                                                         --------
                                                                                                              892
                                                                                                         --------
  Banking and Finance -- 5.6%
  Boeing Capital Corporation                              5.800%        1/15/13              1,500          1,519
  Ford Motor Credit Company                               6.700%        7/16/04              1,600          1,630
  Ford Motor Credit Company                               7.600%        8/1/05                 250            255
  Ford Motor Credit Company                               6.500%        1/25/07              4,800          4,741
  Ford Motor Credit Company                               5.800%        1/12/09              2,500          2,319
  Ford Motor Credit Company                               7.250%       10/25/11              1,000            972
  General Motors Acceptance Corporation                   6.125%        2/1/07               2,000          2,036
  General Motors Acceptance Corporation                   7.250%        3/2/11                 160            163
  General Motors Acceptance Corporation                   7.000%        2/1/12               1,250          1,255
  General Motors Acceptance Corporation                   0.000%        6/15/15              2,700          1,027(A)
  General Motors Acceptance Corporation                   8.000%        11/1/31                800            804
  Household Finance Corporation                           7.000%        5/15/12                510            559
  John Deere Capital Corporation                          4.500%        8/22/07                495            511
  Toyota Motor Credit Corporation                         2.800%        1/18/06              1,000          1,009
                                                                                                         --------
                                                                                                           18,800
                                                                                                         --------
  Banks -- 5.3%
  Bank of America Corporation                             3.875%        1/15/08              1,500          1,522
  Bank of America Corporation                             6.250%        4/15/12              1,720          1,913
  Bank One Corporation                                    5.250%        1/30/13              3,300          3,397
  Dresdner Funding Trust I                                8.151%        6/30/31                200            204(B)
  FleetBoston Financial Corporation                       7.250%        9/15/05              1,600          1,772
  The Sanwa Bank, Ltd., New York                          7.400%        6/15/11                500            493
  U.S. Bancorp                                            3.950%        8/23/07              1,660          1,697
  UBS Preferred Funding Trust I                           8.622%       10/29/49                400            483(C)
  US Bank NA                                              6.375%        8/1/11               1,000          1,121
  Wachovia Bank NA                                        7.800%        8/18/10                800            966

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                          Rate        Maturity Date         Par           Value
-----------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Banks -- Continued
  Wachovia Corporation                                    4.950%        11/1/06           $  2,400       $  2,561
  Washington Mutual, Inc.                                 5.625%        1/15/07              1,600          1,712
                                                                                                         --------
                                                                                                           17,841
                                                                                                         --------
  Building Materials -- N.M.
  American Standard, Inc.                                 8.250%        6/1/09                  37             40
  American Standard, Inc.                                 7.625%        2/15/10                  5              5
  Nortek Holdings, Inc.                                   8.875%        8/1/08                 100            102
                                                                                                         --------
                                                                                                              147
                                                                                                         --------
  Cable -- 0.5%
  Comcast Cable Communications, Inc.                      6.750%        1/30/11              1,250          1,300
  TCI Communications, Inc.                                6.375%        5/1/03                 240            240
  Tele-Communications, Inc.                               7.125%        2/15/28                180            168
                                                                                                         --------
                                                                                                            1,708
                                                                                                         --------
  Casino Resorts -- 0.2%
  Harrah's Operating Company, Inc.                        7.875%       12/15/05                500            530
                                                                                                         --------
  Chemicals -- 1.3%
  Rohm and Haas Company                                   6.950%        7/15/04              1,170          1,248
  Rohm and Haas Company                                   7.400%        7/15/09              1,000          1,154
  The Dow Chemical Company                                6.000%        10/1/12              1,250          1,278
  The Dow Chemical Company                                7.375%        11/1/29                760            822
                                                                                                         --------
                                                                                                            4,502
                                                                                                         --------
  Computer Services and Systems -- 0.9%
  Compaq Computer Corporation                             7.650%        8/1/05               1,500          1,639
  Hewlett-Packard Company                                 6.500%        7/1/12                 700            777
  International Business Machines Corporation             4.750%       11/29/12                750            753
                                                                                                         --------
                                                                                                            3,169
                                                                                                         --------
  Consumer Products -- 0.6%
  Kimberly-Clark Corporation                              4.500%        7/30/05                500            528(B)
  The Procter & Gamble Company                            4.300%        8/15/08              1,000          1,056
  Unilever Capital Corporation                            7.125%        11/1/10                480            567
                                                                                                         --------
                                                                                                            2,151
                                                                                                         --------
  Diversified Financial Services -- 7.2%
  Associates Corporation of North America                 8.150%        8/1/09                 775            902
  CIT Group Inc.                                          5.500%       11/30/07              2,200          2,249
  Citigroup Inc.                                          5.800%        3/15/04              1,000          1,045
  Citigroup Inc.                                          5.000%        3/6/07               4,800          5,123
  Citigroup Inc.                                          6.000%        2/21/12              1,400          1,537
  Citigroup Inc.                                          5.625%        8/27/12                200            210
  General Electric Capital Corporation                    4.250%        1/15/08              2,640          2,707
  General Electric Capital Corporation                    5.875%        2/15/12              1,600          1,711
  General Electric Capital Corporation                    6.750%        3/15/32                980          1,083

                                                          Rate        Maturity Date         Par           Value
-----------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Diversified Financial Services -- Continued
  IBJ Preferred Capital Corp. LLC                         8.790%       12/29/49           $  1,520       $  1,286(B,C)
  SB Treasury Company LLC                                 9.400%       12/29/49                840            825(B,C)
  Transamerica Finance Corporation                        5.750%        1/28/04              2,000          2,080
  Wells Fargo & Company                                   5.125%        2/15/07              2,600          2,793
  Wells Fargo & Company                                   6.375%        8/1/11                 800            896
                                                                                                         --------
                                                                                                           24,447
                                                                                                         --------
  Diversified Services -- 0.6%
  Loews Corporation                                       7.625%        6/1/23               1,000          1,015
  Loews Corporation                                       7.000%       10/15/23              1,000            997
                                                                                                         --------
                                                                                                            2,012
                                                                                                         --------
  Electric -- 1.7%
  Commonwealth Edison Company                             6.150%        3/15/12                560            620
  Mirant Americas Generation Inc.                         8.300%        5/1/11                 440            209
  Niagara Mohawk Power Corporation                        7.750%        10/1/08              1,010          1,167
  Niagara Mohawk Power Corporation                        0.000%        7/1/10                 720            739(C)
  System Energy Resources, Inc.                           7.430%        1/15/11                546            569
  The Cleveland Electric Illuminating Company             7.880%        11/1/17                850            984
  The Detroit Edison Company                              5.200%       10/15/12              1,260          1,304
                                                                                                         --------
                                                                                                            5,592
                                                                                                         --------
  Electrical Equipment -- 0.3%
  Emerson Electric Co.                                    6.000%        8/15/32                900            914
                                                                                                         --------
  Energy -- 4.5%
  American Electric Power Company, Inc.                   6.125%        5/15/06              1,325          1,305
  Calpine Corporation                                     7.750%        4/15/09                 49             21
  Calpine Corporation                                     8.500%        2/15/11              1,120            487
  CMS Energy Corporation                                  7.500%        1/15/09                100             85
  Dominion Resources, Inc.                                5.125%       12/15/09                490            496
  Dominion Resources, Inc.                                5.700%        9/17/12              2,280          2,365
  Duke Energy Corporation                                 5.625%       11/30/12                170            170
  Entergy Gulf States, Inc.                               8.250%        4/1/04               1,800          1,908
  Exelon Corporation                                      6.750%        5/1/11               2,000          2,189
  FirstEnergy Corp.                                       5.500%       11/15/06              2,000          2,011
  FirstEnergy Corp.                                       6.450%       11/15/11                710            706
  FirstEnergy Corp.                                       7.375%       11/15/31                890            863
  MidAmerican Energy Holdings Company                     5.875%        10/1/12                750            760(B)
  Midwest Generation LLC                                  8.560%        1/2/16               2,000          1,237
  Oncor Electric Delivery Company                         7.000%        9/1/22                 500            466(B)
                                                                                                         --------
                                                                                                           15,069
                                                                                                         --------
  Entertainment -- 0.4%
  The Walt Disney Company                                 6.375%        3/1/12               1,250          1,367
                                                                                                         --------

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                          Rate        Maturity Date         Par           Value
-----------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Environmental Services -- 1.3%
  Republic Services, Inc.                                 6.750%        8/15/11           $  2,340       $  2,558
  Safety-Kleen Corp.                                      9.250%        5/15/09                119              4(D)
  Waste Management, Inc.                                  6.375%       11/15/12                230            237(B)
  Waste Management, Inc.                                  7.375%        5/15/29              1,700          1,757
                                                                                                         --------
                                                                                                            4,556
                                                                                                         --------
  Food, Beverage and Tobacco -- 8.1%
  Anheuser-Busch Companies, Inc.                          4.375%        1/15/13                800            796
  Anheuser-Busch Companies, Inc.                          6.500%        2/1/43               1,800          2,023
  Archer-Daniels-Midland Company                          7.000%        2/1/31               2,500          2,879
  Campbell Soup Company                                   5.500%        3/15/07              2,000          2,163
  Campbell Soup Company                                   5.000%        12/3/12                800            817
  Kellogg Company                                         6.000%        4/1/06               1,000          1,084
  Kellogg Company                                         6.600%        4/1/11                 800            901
  Kellogg Company                                         7.450%        4/1/31               1,000          1,218
  Kraft Foods Inc.                                        5.250%        6/1/07               1,000          1,080
  Kraft Foods Inc.                                        6.500%        11/1/31              1,000          1,099
  Nabisco Incorporated                                    7.050%        7/15/07              3,100          3,553
  Philip Morris Companies Inc.                            7.750%        1/15/27              1,165          1,282
  R.J. Reynolds Tobacco Holdings, Inc.                    7.750%        5/15/06              1,280          1,396
  R.J. Reynolds Tobacco Holdings, Inc.                    7.875%        5/15/09                860            938
  Safeway Inc.                                            5.800%        8/15/12                750            785
  Sara Lee Corporation                                    6.250%        9/15/11              1,325          1,486
  The Pepsi Bottling Group, Inc.                          7.000%        3/1/29               1,800          2,091
  Tyson Foods, Inc.                                       8.250%        10/1/11              1,500          1,773
                                                                                                         --------
                                                                                                           27,364
                                                                                                         --------
  Gaming -- N.M.
  Horseshoe Gaming Holding Corp.                          8.625%        5/15/09                 69             73
  International Game Technology                           8.375%        5/15/09                 70             78
                                                                                                         --------
                                                                                                              151
                                                                                                         --------
  Gas and Pipeline Utilities -- 0.8%
  Dynegy Holdings Inc.                                    8.750%        2/15/12              1,690            592
  Tennessee Gas Pipeline Company                          8.375%        6/15/32              1,000            870
  The Williams Companies, Inc.                            7.625%        7/15/19              2,000          1,260
                                                                                                         --------
                                                                                                            2,722
                                                                                                         --------
  Insurance -- 0.4%
  Ace Capital Trust II                                    9.700%        4/1/30               1,090          1,324
                                                                                                         --------
  Investment Banking/Brokerage -- 4.3%
  Credit Suisse First Boston USA                          5.750%        4/15/07                740            792
  Credit Suisse First Boston USA                          4.625%        1/15/08                760            771
  J.P. Morgan Chase & Co.                                 5.350%        3/1/07                 400            423
  J.P. Morgan Chase & Co.                                 6.625%        3/15/12              2,750          2,981
  J.P. Morgan Chase & Co.                                 5.750%        1/2/13               1,100          1,114

                                                          Rate        Maturity Date         Par           Value
-----------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Investment Banking/Brokerage -- Continued
  Lehman Brothers Holdings Inc.                           6.250%        5/15/06           $  2,000       $  2,187
  Lehman Brothers Holdings Inc.                           6.625%        1/18/12                800            885
  Merrill Lynch & Co., Inc.                               6.000%        2/17/09                800            869
  Morgan Stanley                                          5.800%        4/1/07               2,600          2,820
  The Goldman Sachs Group, Inc.                           6.600%        1/15/12              1,550          1,713
                                                                                                         --------
                                                                                                           14,555
                                                                                                         --------
  Machinery -- 0.6%
  Caterpillar Inc.                                        6.550%        5/1/11               1,600          1,822
  Terex Corporation                                       8.875%        4/1/08                 132            119
                                                                                                         --------
                                                                                                            1,941
                                                                                                         --------
  Media -- 2.0%
  AOL Time Warner Inc.                                    6.150%        5/1/07               1,600          1,662
  AOL Time Warner Inc.                                    6.875%        5/1/12                 800            845
  AOL Time Warner Inc.                                    7.700%        5/1/32                 670            697
  News America Holdings Incorporated                      8.875%        4/26/23                500            555
  News America Holdings Incorporated                      7.750%        2/1/24                  80             80
  News America Holdings Incorporated                      8.250%       10/17/96                200            198
  News America Incorporated                               7.625%       11/30/28              1,410          1,440
  Viacom Inc.                                             5.625%        8/15/12              1,250          1,333
                                                                                                         --------
                                                                                                            6,810
                                                                                                         --------
  Medical Care Facilities -- 0.3%
  HCA Inc.                                                6.300%        10/1/12              1,020          1,029
                                                                                                         --------
  Metals and Mining -- 0.6%
  Alcoa Inc.                                              5.375%        1/15/13              1,800          1,905
                                                                                                         --------
  Oil and Gas -- 2.9%
  Apache Corporation                                      6.250%        4/15/12              1,250          1,401
  ConocoPhillips                                          4.750%       10/15/12              2,170          2,182(B)
  ConocoPhillips                                          5.900%       10/15/32                500            497(B)
  El Paso Corporation                                     7.800%        8/1/31               1,660          1,029
  El Paso Corporation                                     7.750%        1/15/32                340            211
  Ocean Energy Inc.                                       4.375%        10/1/07                965            979
  Union Oil Company of California                         7.350%        6/15/09              3,000          3,467
                                                                                                         --------
                                                                                                            9,766
                                                                                                         --------
  Paper and Forest Products -- 1.2%
  MeadWestvaco Corporation                                6.850%        4/1/12               1,250          1,387
  Weyerhaeuser Company                                    6.125%        3/15/07                750            803
  Weyerhaeuser Company                                    6.750%        3/15/12              1,070          1,166
  Weyerhaeuser Company                                    7.375%        3/15/32                720            781
                                                                                                         --------
                                                                                                            4,137
                                                                                                         --------

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                          Rate        Maturity Date         Par           Value
-----------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Pharmaceuticals -- 0.6%
  Bristol-Myers Squibb Company                            5.750%        10/1/11           $  1,810       $  1,927
                                                                                                         --------
  Real Estate -- 0.1%
  Socgen Real Estate Co. LLC                              7.640%       12/29/49                180            198(B,C)
                                                                                                         --------
  Retail -- 0.5%
  Target Corporation                                      5.875%        3/1/12               1,240          1,344
  Wal-Mart Stores, Inc.                                   7.550%        2/15/30                200            253
                                                                                                         --------
                                                                                                            1,597
                                                                                                         --------
  Services -- 0.1%
  Alliant Energy Resources, Inc.                          9.750%        1/15/13                330            327(B)
                                                                                                         --------
  Special Purpose -- 6.0%
  Anadarko Finance Company                                6.750%        5/1/11               1,500          1,690
  Anadarko Finance Company                                7.500%        5/1/31               2,000          2,378
  ChevronTexaco Capital Company                           3.500%        9/17/07              1,000          1,018
  Conoco Funding Company                                  5.450%       10/15/06              1,250          1,349
  Conoco Funding Company                                  6.350%       10/15/11                640            715
  DaimlerChrysler NA Holding Corp.                        6.400%        5/15/06                800            862
  DaimlerChrysler NA Holding Corp.                        7.300%        1/15/12              1,025          1,150
  DaimlerChrysler NA Holding Corp.                        8.500%        1/18/31                800            985
  Gemstone Investors Limited                              7.710%       10/31/04                440            338(B)
  H.J. Heinz Finance Company                              6.500%        3/15/12                800            869(B)
  H.J. Heinz Finance Company                              7.250%        3/15/32                800            883(B)
  Sprint Capital Corporation                              6.000%        1/15/07                700            662
  Sprint Capital Corporation                              8.375%        3/15/12                700            697
  Sprint Capital Corporation                              6.900%        5/1/19                 720            590
  Sprint Capital Corporation                              8.750%        3/15/32                700            665
  TCI Communications Financing III                        9.650%        3/31/27              1,650          1,518
  Verizon Global Funding Corp.                            6.125%        6/15/07              2,600          2,852
  Verizon Global Funding Corp.                            6.875%        6/15/12              1,000          1,116
                                                                                                         --------
                                                                                                           20,337
                                                                                                         --------
  Telecommunications -- 2.3%
  AT&T Corp.                                              7.800%       11/15/11                800            874
  AT&T Corp.                                              6.500%        3/15/13                160            161
  AT&T Corp.                                              8.500%       11/15/31                640            705
  BellSouth Corporation                                   6.000%       10/15/11                800            877
  Citizens Communications Company                         8.500%        5/15/06              1,000          1,108
  EchoStar DBS Corporation                                9.375%        2/1/09                  29             31
  GTE Corporation                                         6.940%        4/15/28              1,700          1,784
  SBC Communications Inc.                                 5.875%        8/15/12              2,020          2,181
                                                                                                         --------
                                                                                                            7,721
                                                                                                         --------

                                                          Rate        Maturity Date         Par           Value
-----------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
Telecommunications (Cellular/Wireless) -- 0.5%
  Cingular Wireless LLC                                   5.625%       12/15/06           $    800       $    841
  Verizon Wireless Capital LLC                            5.375%       12/15/06                800            836
                                                                                                         --------
                                                                                                            1,677
                                                                                                         --------
  Transportation -- 0.6%
  Burlington Northern Railroad Company                    6.960%        3/22/09                316            349
  Burlington Northern Railroad Company                    7.330%        6/23/10                232            262
  Consolidated Rail Corporation                           7.875%        5/15/43                600            704
  Delta Air Lines, Inc.                                   6.718%        7/2/24                 840            887
                                                                                                         --------
                                                                                                            2,202
                                                                                                         --------
Total Corporate Bonds and Notes (Identified Cost -- $217,509)                                             224,315
-----------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 2.6%
  Fixed Rate Securities -- 2.6%
  Fannie Mae                                              2.875%       10/15/05                860            877
  Fannie Mae                                              6.000%        5/15/11                700            791
  Fannie Mae                                              5.375%       11/15/11                300            325
  Federal Home Loan Bank                                  3.625%       10/15/04              1,060          1,096
  Freddie Mac                                             6.750%        9/15/29                  9             11
  Tennessee Valley Authority                              5.375%       11/13/08                150            165
  Tennessee Valley Authority                              6.750%        11/1/25                210            246
  United States Treasury Bonds                            5.750%        8/15/10                 30             34
  United States Treasury Bonds                            5.375%        2/15/31                760            829
  United States Treasury Notes                            4.375%        5/15/07              1,450          1,557
  United States Treasury Notes                            5.000%        8/15/11              1,415          1,551
  United States Treasury Notes                            4.000%       11/15/12              1,195          1,212
                                                                                                         --------
Total U.S. Government and Agency Obligations
  (Identified Cost -- $8,181)                                                                               8,694
-----------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 0.1%
  Fixed Rate Securities -- N.M.
  Fannie Mae                                              8.000%        4/25/06                105            108
                                                                                                         --------
  Indexed Securities(E) -- 0.1%
  Freddie Mac                                             4.751%        9/1/24                 181            187
                                                                                                         --------
Total U.S. Government Agency Mortgage-Backed Securities
  (Identified Cost -- $287)                                                                                   295
-----------------------------------------------------------------------------------------------------------------
Yankee Bonds(F) -- 18.7%
  Banks -- 2.6%
  Inter-American Development Bank                         4.000%        1/18/05              2,450          2,559
  Korea Development Bank                                  6.750%        12/1/05              4,020          4,434
  Royal Bank of Scotland Group plc                        8.817%        3/31/49              1,500          1,684
                                                                                                         --------
                                                                                                            8,677
                                                                                                         --------

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                          Rate        Maturity Date         Par           Value
-----------------------------------------------------------------------------------------------------------------
Yankee Bonds -- Continued
  Chemicals -- N.M.
  Avecia Group plc                                       11.000%        7/1/09            $    106       $     83
                                                                                                         --------
  Diversified Financial Services -- 0.2%
  HSBC Holdings plc                                       5.250%       12/12/12                700            717
                                                                                                         --------
  Electric -- 1.4%
  Hydro Quebec                                            7.500%        4/1/16               3,625          4,524
                                                                                                         --------
  Foreign Governments -- 6.0%
  Federative Republic of Brazil                           2.625%        4/15/09                191            127(E)
  Federative Republic of Brazil                          14.500%       10/15/09                580            482
  Federative Republic of Brazil                          12.000%        4/15/10                580            422
  Federative Republic of Brazil                           2.625%        4/15/12                430            232(E)
  Federative Republic of Brazil                           2.625%        4/15/12                660            356(E)
  Federative Republic of Brazil                           8.000%        4/15/14              3,177          2,081
  Federative Republic of Brazil                          11.000%        8/17/40                410            255
  Province of Manitoba                                    9.500%        9/15/18              1,080          1,615
  Province of Nova Scotia                                 5.750%        2/27/12                500            549
  Province of Ontario                                     3.500%        9/17/07              1,000          1,016
  Republic of Colombia                                   10.500%        7/9/10                 180            189
  Republic of Colombia                                   11.750%        2/25/20                640            685
  Republic of Korea                                       8.875%        4/15/08              1,800          2,234
  Republic of Panama                                      9.625%        2/8/11                 120            131
  Republic of Panama                                      9.375%        7/23/12                830            888
  Republic of Panama                                      5.000%        7/17/14                 80             72(C)
  Republic of Panama                                     10.750%        5/15/20                100            111
  Republic of Peru                                        4.500%        3/7/17               1,323          1,028(C)
  Republic of Peru                                        4.500%        3/7/17                 274            217(B,C)
  Republic of the Philippines                             9.875%        1/15/19                870            861
  Republic of the Philippines                            10.625%        3/16/25                 50             52
  Russian Federation                                      8.250%        3/31/10                490            518
  Russian Federation                                      5.000%        3/31/30                700            556(C)
  United Mexican States                                   8.375%        1/14/11              1,200          1,356
  United Mexican States                                  11.500%        5/15/26              2,980          4,068
                                                                                                         --------
                                                                                                           20,101
                                                                                                         --------
  Insurance -- 0.2%
  XL Capital plc                                          6.500%        1/15/12                700            758
                                                                                                         --------
  Manufacturing (Diversified) -- 1.1%
  Tyco International Group SA                             6.375%        6/15/05              1,000            970
  Tyco International Group SA                             6.375%       10/15/11                250            234

                                                          Rate        Maturity Date         Par           Value
-----------------------------------------------------------------------------------------------------------------
Yankee Bonds -- Continued
  Manufacturing (Diversified) -- Continued
  Tyco International Group SA                             7.000%        6/15/28           $    554       $    487
  Tyco International Group SA                             6.875%        1/15/29              2,366          2,082
                                                                                                         --------
                                                                                                            3,773
                                                                                                         --------
  Oil and Gas -- 1.3%
  Petroliam Nasional Berhad                               7.625%       10/15/26                610            632(B)
  Petronas Capital Ltd.                                   7.875%        5/22/22                770            827(B)
  YPF Sociedad Anonima                                   10.000%        11/2/28              3,500          2,905
                                                                                                         --------
                                                                                                            4,364
                                                                                                         --------
  Special Purpose -- 2.6%
  Diageo Capital Plc                                      3.500%       11/19/07                750            754
  GM Nova Scotia                                          6.850%       10/15/08              1,160          1,200
  PDVSA Finance Ltd.                                      8.500%       11/16/12              1,910          1,509
  PDVSA Finance Ltd. 1999 - I                             9.750%        2/15/10              4,000          3,560
  PDVSA Finance Ltd. 1999 - K                             9.950%        2/15/20                800            638
  Redwood Capital II Ltd.                                 4.806%        1/1/04                 200            199(B,E)
  Telefonica Europe BV                                    8.250%        9/15/30                800            982
                                                                                                         --------
                                                                                                            8,842
                                                                                                         --------
  Telecommunications -- 2.1%
  British Telecommunications plc                          8.375%       12/15/10                900          1,079
  British Telecommunications plc                          8.875%       12/15/30                420            536
  Deutsche Telekom International Finance                  9.250%        6/1/32                 750            951
  France Telecom SA                                      10.000%        3/1/31                 340            414
  Koninklijke KPN NV                                      8.000%        10/1/10                990          1,159
  Telefonica de Argentina S.A.                           11.875%        11/1/04              4,000          3,040
                                                                                                         --------
                                                                                                            7,179
                                                                                                         --------
  Telecommunications (Cellular/Wireless) -- 0.3%
  Vodafone Group PLC                                      7.625%        2/15/05              1,000          1,102
                                                                                                         --------
  Transportation -- 0.9%
  C P Railway Limited                                     7.125%       10/15/31              2,500          2,911
                                                                                                         --------
Total Yankee Bonds (Identified Cost -- $62,999)                                                            63,031
                                                                                                         --------
Total Long-Term Securities (Identified Cost --$288,976)                                                   296,335
-----------------------------------------------------------------------------------------------------------------
Short-Term Securities -- 10.6%

U.S. Government and Agency Obligations -- 0.1%
  Fannie Mae                                              0.000%        2/12/03                500            499(A,G)
                                                                                                         --------
Repurchase Agreements -- 10.5%
  Lehman Brothers, Inc. 1.2%, dated 12/31/02, to be repurchased at $15,343 on 1/2/03
    (Collateral: $15,342 Tennessee Valley Authority notes, 8.25%, due 4/15/42,
    value, $15,649)                                                                         15,342         15,342

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                                                            Par           Value
-----------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- Continued
Merrill Lynch Government Securities, Inc. 1.25%, dated 12/31/02, to be repurchased at $20,001 on 1/2/03 (Collateral: $38,765 Resolution Funding Corp. principal-only
security, due 10/15/15, value $20,400)                                                    $ 20,000       $ 20,000
                                                                                                         --------
                                                                                                           35,342
                                                                                                         --------
Total Short-Term Securities (Identified Cost -- $35,841)                                                   35,841
-----------------------------------------------------------------------------------------------------------------
Total Investments -- 98.4% (Identified Cost -- $324,817)                                                  332,176
Other Assets Less Liabilities -- 1.6%                                                                       5,423
                                                                                                         --------

NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
  32,120 Primary Class shares outstanding                                                 $330,080
    272 Institutional Class shares outstanding                                               2,732
Undistributed net investment income                                                             99
Accumulated net realized gain/(loss) on investments, options and futures                    (3,323)
Unrealized appreciation/(depreciation) of investments, options and futures                   8,011
                                                                                          --------

NET ASSETS -- 100.0%                                                                                     $337,599
                                                                                                         ========

NET ASSET VALUE PER SHARE:

  PRIMARY CLASS                                                                                            $10.42
                                                                                                         ========
  INSTITUTIONAL CLASS                                                                                      $10.43
                                                                                                         ========

                              Expiration   Actual     Appreciation/
                                 Date     Contracts   (Depreciation)
--------------------------------------------------------------------
Futures Contracts Purchased(H)
U.S. Treasury Bond Futures    March 2003     310           $721
                                                           ----
Futures Contracts Written(H)
U.S. Treasury Note Futures    March 2003      23           $(69)
                                                           ----
--------------------------------------------------------------------

(A) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(B) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 3.4% of net assets.

(C) Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes.

(D) Bond is in default at December 31, 2002.

(E) Indexed security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR"), Consumer Price Index ("CPI"), or the one-year Treasury Bill rate. The coupon rates are the rates as of December 31, 2002.

(F) Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.

(G) Collateral to cover futures contracts.

(H) Futures are described in more detail in the notes to financial statements.

N.M. -- Not meaningful.

See notes to financial statements.

Statement of Net Assets

Legg Mason Income Trust, Inc.
December 31, 2002
(Amounts in Thousands)

High Yield Portfolio

                                                           Rate        Maturity Date         Par            Value
-------------------------------------------------------------------------------------------------------------------
Long-Term Securities -- 95.0%

Corporate Bonds and Notes -- 84.8%
  Advertising -- 0.3%
  Vertis, Inc.                                            10.875%       6/15/09             $  490         $    510(A)
                                                                                                           --------
  Animal Hospitals -- 0.6%
  Vicar Operating, Inc.                                    9.875%       12/1/09                852              920
                                                                                                           --------
  Apparel -- 1.6%
  Levi Strauss & Co.                                       6.800%       11/1/03                348              343
  Russell Corporation                                      9.250%        5/1/10                922              987
  The William Carter Company                              10.875%       8/15/11              1,125            1,226
                                                                                                           --------
                                                                                                              2,556
                                                                                                           --------
  Auto Parts and Equipment -- 2.0%
  American Axle & Manufacturing Inc.                       9.750%        3/1/09              1,415            1,517
  Cummins Inc.                                             9.500%       12/1/10                749              798(A)
  Lear Corporation                                         7.960%       5/15/05                257              264
  Lear Corporation                                         8.110%       5/15/09                698              738
                                                                                                           --------
                                                                                                              3,317
                                                                                                           --------
  Automotive -- 0.8%
  Asbury Automotive Group Inc.                             9.000%       6/15/12              1,576            1,371
                                                                                                           --------
  Building Materials -- 1.4%
  American Standard, Inc.                                  7.375%       4/15/05                754              784
  American Standard, Inc.                                  7.375%        2/1/08                 56               59
  American Standard, Inc.                                  8.250%        6/1/09                 29               31
  American Standard, Inc.                                  7.625%       2/15/10                 56               59
  Nortek Holdings, Inc.                                    9.125%        9/1/07                700              718
  Nortek Holdings, Inc.                                    8.875%        8/1/08                326              333
  Nortek Holdings, Inc.                                    9.875%       6/15/11                251              251
                                                                                                           --------
                                                                                                              2,235
                                                                                                           --------
  Cable -- 1.6%
  Charter Communications Holdings, LLC                     8.625%        4/1/09                 19                8
  Charter Communications Holdings, LLC                    10.750%       10/1/09              1,788              809
  Charter Communications Holdings, LLC                     9.625%       11/15/09               312              139
  Charter Communications Holdings, LLC                     0.000%       1/15/12              1,693              398(B)
  CSC Holdings Inc.                                        7.625%        4/1/11                245              230
  Insight Communications Company, Inc.                     0.000%       2/15/11              1,940            1,070(B)
                                                                                                           --------
                                                                                                              2,654
                                                                                                           --------
  Casino Resorts -- 3.0%
  Harrah's Operating Company, Inc.                         7.875%       12/15/05             1,104            1,170
  Mandalay Resort Group                                    9.250%       12/1/05                163              170
  Mandalay Resort Group                                    9.500%        8/1/08                172              191

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                           Rate        Maturity Date         Par            Value
-------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Casino Resorts -- Continued
  Mandalay Resort Group                                    9.375%       2/15/10             $  119         $    128
  MGM MIRAGE                                               9.750%        6/1/07                304              336
  MGM MIRAGE                                               8.500%       9/15/10                173              191
  MGM MIRAGE                                               8.375%        2/1/11                102              110
  Mirage Resorts, Incorporated                             7.250%       10/15/06               465              485
  Park Place Entertainment Corporation                     7.875%       12/15/05             1,044            1,062
  Park Place Entertainment Corporation                     8.500%       11/15/06                91               97
  Park Place Entertainment Corporation                     9.375%       2/15/07                131              140
  Station Casinos, Inc.                                    9.875%        7/1/10                846              918
                                                                                                           --------
                                                                                                              4,998
                                                                                                           --------
  Chemicals -- 4.5%
  FMC Corporation                                         10.250%       11/1/09                726              784(A)
  Georgia Gulf Corporation                                10.375%       11/1/07                915              970
  Huntsman International Holdings LLC                      0.000%       12/31/09             4,385              987(C)
  Huntsman International LLC                               9.875%        3/1/09                712              712
  IMC Global Inc.                                          6.500%        8/1/03                 20               20
  IMC Global Inc.                                         10.875%        6/1/08                726              788
  Kaiser Aluminum & Chemical                              12.750%        2/1/03              2,500              187(D)
  Lyondell Chemical Company                                9.875%        5/1/07                 91               88
  Lyondell Chemical Company                                9.500%       12/15/08               955              888
  MacDermid, Incorporated                                  9.125%       7/15/11                910              971
  Millennium America Inc.                                  9.250%       6/15/08                264              275
  Millennium America Inc.                                  9.250%       6/15/08                700              730(A)
                                                                                                           --------
                                                                                                              7,400
                                                                                                           --------
  Commercial Services and Supplies -- 1.2%
  Coinmach Corporation                                     9.000%        2/1/10                962            1,009
  Weight Watchers International, Inc.                     13.000%       10/1/09                807              928
                                                                                                           --------
                                                                                                              1,937
                                                                                                           --------
  Containers and Packaging -- 1.4%
  Berry Plastics Corporation                              10.750%       7/15/12                289              308
  Graphic Packaging Corporation                            8.625%       2/15/12                786              827
  Packaging Corp. of America                               9.625%        4/1/09                178              191
  Riverwood International Corporation                     10.875%        4/1/08                475              477
  Smurfit-Stone Container Corporation                      8.250%       10/1/12                548              559(A)
                                                                                                           --------
                                                                                                              2,362
                                                                                                           --------
  Electric -- 1.8%
  Orion Power Holdings, Inc.                              12.000%        5/1/10              1,680            1,210
  The AES Corporation                                     10.000%       7/15/05                754              716(A)
  The AES Corporation                                      9.500%        6/1/09              1,817            1,113
                                                                                                           --------
                                                                                                              3,039
                                                                                                           --------
  Electronics -- 2.3%
  Amkor Technology, Inc.                                   9.250%        5/1/06                345              295
  Amkor Technology, Inc.                                   9.250%       2/15/08                323              273

                                                           Rate        Maturity Date         Par            Value
-------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Electronics -- Continued
  Amkor Technology, Inc.                                  10.500%        5/1/09             $  736         $    567
  L-3 Communications Corp.                                 7.625%       6/15/12              1,164            1,199
  ON Semiconductor Corporation                            12.000%       5/15/08              1,381            1,015(A)
  Sanmina-SCI Corporation                                 10.375%       1/15/10                274              277(A)
  Solectron Corporation                                    0.000%        5/8/20                390              239(C,E)
                                                                                                           --------
                                                                                                              3,865
                                                                                                           --------
  Energy -- 2.9%
  Calpine Corporation                                      7.750%       4/15/09                 27               11
  Calpine Corporation                                      8.625%       8/15/10              2,725            1,158
  Calpine Corporation                                      8.500%       2/15/11              1,549              674
  CMS Energy Corporation                                   9.875%       10/15/07             1,426            1,355
  Peabody Energy Corporation                               8.875%       5/15/08              1,439            1,511
                                                                                                           --------
                                                                                                              4,709
                                                                                                           --------
  Entertainment -- 1.3%
  Regal Cinemas, Inc.                                      9.375%        2/1/12                745              793
  Six Flags, Inc.                                          0.000%        4/1/08                837              810(B)
  Six Flags, Inc.                                          9.500%        2/1/09                512              494
                                                                                                           --------
                                                                                                              2,097
                                                                                                           --------
  Environmental Services -- 2.2%
  Allied Waste North America Incorporated                  8.875%        4/1/08                136              138
  Allied Waste North America Incorporated                  8.500%       12/1/08              1,552            1,560
  Allied Waste North America Incorporated                 10.000%        8/1/09              1,253            1,243
  Browning-Ferris Industries, Inc.                         7.400%       9/15/35                103               84
  Safety-Kleen Corp.                                       9.250%       5/15/09              3,894              127(D)
  Waste Management, Inc.                                   6.500%       11/15/08               475              514
                                                                                                           --------
                                                                                                              3,666
                                                                                                           --------
  Food, Beverage and Tobacco -- 1.2%
  Cott Beverages Incorporated                              8.000%       12/15/11               770              816
  DIMON Incorporated                                       9.625%       10/15/11             1,171            1,239
                                                                                                           --------
                                                                                                              2,055
                                                                                                           --------
  Gaming -- 2.8%
  Argosy Gaming Company                                    9.000%        9/1/11                782              828
  Boyd Gaming Corporation                                  7.750%       12/15/12             1,584            1,550(A)
  Horseshoe Gaming Holding Corp.                           8.625%       5/15/09              1,113            1,182
  Mohegan Tribal Gaming Authority                          8.750%        1/1/09              1,072            1,126
                                                                                                           --------
                                                                                                              4,686
                                                                                                           --------
  Gas and Pipeline Utilities -- 1.9%
  Southern Natural Gas Company                             8.000%        3/1/32                719              633
  Tennessee Gas Pipeline Company                           8.375%       6/15/32                556              484
  The Williams Companies, Inc.                             9.250%       3/15/04                189              150
  The Williams Companies, Inc.                             8.125%       3/15/12                534              363(A)
  The Williams Companies, Inc.                             7.500%       1/15/31                334              209
  The Williams Companies, Inc.                             8.750%       3/15/32                782              512

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                           Rate        Maturity Date         Par            Value
-------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Gas and Pipeline Utilities -- Continued
  Transcontinental Gas Pipeline Corporation                7.000%       8/15/11             $  352         $    320
  Transcontinental Gas Pipeline Corporation                8.875%       7/15/12                422              422(A)
                                                                                                           --------
                                                                                                              3,093
                                                                                                           --------
  Health Care -- 1.0%
  Extendicare Health Services Inc.                         9.350%       12/15/07               870              722
  Rotech Healthcare Inc.                                   9.500%        4/1/12                874              875(A)
                                                                                                           --------
                                                                                                              1,597
                                                                                                           --------
  Homebuilding -- 1.3%
  D.R. Horton, Inc.                                        7.500%       12/1/07                  5                5
  Lennar Corporation                                       9.950%        5/1/10                570              621
  Schuler Homes, Inc.                                      9.375%       7/15/09                168              172
  Schuler Homes, Inc.                                     10.500%       7/15/11                640              656
  The Ryland Group, Inc.                                   8.000%       8/15/06                710              731
                                                                                                           --------
                                                                                                              2,185
                                                                                                           --------
  Industrial Services -- 1.1%
  Holley Performance Products                             12.250%       9/15/07                406              162
  Johnsondiversey Inc.                                     9.625%       5/15/12                833              877(A)
  National Waterworks Incorporated                        10.500%       12/1/12                667              696(A)
                                                                                                           --------
                                                                                                              1,735
                                                                                                           --------
  Insurance -- 0.8%
  Willis Corroon Corporation                               9.000%        2/1/09              1,299            1,370
                                                                                                           --------
  Lodging/Hotels -- 2.4%
  Extended Stay America, Inc.                              9.150%       3/15/08                629              619
  Extended Stay America, Inc.                              9.875%       6/15/11                600              609
  Felcore Lodging LP                                       9.500%       9/15/08                530              541
  Hilton Hotels Corporation                                7.950%       4/15/07                133              138
  Hilton Hotels Corporation                                7.625%       5/15/08                453              464
  Host Marriott Corporation                                7.875%        8/1/08                224              217
  Host Marriott Corporation                                8.450%       12/1/08                871              860
  MeriStar Hospitality Corporation                         9.000%       1/15/08                335              295
  MeriStar Hospitality Corporation                         9.125%       1/15/11                198              172
                                                                                                           --------
                                                                                                              3,915
                                                                                                           --------
  Machinery -- 3.0%
  AGCO Corporation                                         9.500%        5/1/08                840              907
  Joy Global Inc.                                          8.750%       3/15/12                855              891
  NMHG Holdings Company                                   10.000%       5/15/09              1,151            1,151
  Terex Corporation                                       10.375%        4/1/11                625              588
  Terex Corporation                                        9.250%       7/15/11              1,500            1,367
                                                                                                           --------
                                                                                                              4,904
                                                                                                           --------

                                                           Rate        Maturity Date         Par            Value
-------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Machinery (Oil Well Equipment) -- 0.4%
  Grant Prideco, Inc.                                      9.000%       12/15/09            $  552         $    574(A)
                                                                                                           --------
  Manufacturing (Diversified) -- 1.4%
  AAF-McQuay Inc.                                          8.875%       2/15/03                600              600
  Atrium Companies, Inc.                                  10.500%        5/1/09                870              844
  Interface, Inc.                                          9.500%       11/15/05               602              542
  Interface, Inc.                                         10.375%        2/1/10                410              397
                                                                                                           --------
                                                                                                              2,383
                                                                                                           --------
  Media -- 4.6%
  American Media Operations, Inc.                         10.250%        5/1/09                974            1,008
  AMFM Inc.                                                8.125%       12/15/07               415              432
  AMFM Inc.                                                8.000%       11/1/08                642              701
  Brill Media Company, LLC                                12.000%       12/15/07             3,000            1,050(D)
  Clear Channel Communications, Inc.                       7.875%       6/15/05                315              345
  Emmis Communications Corporation                         8.125%       3/15/09                520              538
  Emmis Communications Corporation                         0.000%       3/15/11                300              241(B)
  Garden State Newspapers, Inc.                            8.750%       10/1/09                877              890
  LIN Holdings Corp.                                       0.000%        3/1/08                902              921(B)
  Paxson Communications Corporation                       10.750%       7/15/08                360              355
  Paxson Communications Corporation                        0.000%       1/15/09              1,637            1,039(B)
                                                                                                           --------
                                                                                                              7,520
                                                                                                           --------
  Medical Care Facilities -- 2.5%
  HCA Inc.                                                 6.870%       9/15/03                506              517
  HCA Inc.                                                 6.300%       10/1/12              1,470            1,482
  Health Care REIT, Inc.                                   8.000%       9/12/12                555              567
  HEALTHSOUTH Corporation                                 10.750%       10/1/08                680              575
  Triad Hospitals, Inc.                                    8.750%        5/1/09                975            1,045
                                                                                                           --------
                                                                                                              4,186
                                                                                                           --------
  Medical Products -- 2.1%
  Alaris Medical Systems Inc.                             11.625%       12/1/06                550              621
  Fisher Scientific International Inc.                     9.000%        2/1/08              1,300            1,355
  Fresenius Medical Care Capital Trust II                  7.875%        2/1/08              1,550            1,527(F)
                                                                                                           --------
                                                                                                              3,503
                                                                                                           --------
  Mining -- 0.2%
  Better Minerals & Aggregates Company                    13.000%       9/15/09              1,005              362
                                                                                                           --------
  Office Equipment and Supplies -- 0.5%
  Xerox Corporation                                        5.500%       11/15/03                47               46
  Xerox Corporation                                        0.570%       4/21/18              1,236              779(E)
                                                                                                           --------
                                                                                                                825
                                                                                                           --------

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                           Rate        Maturity Date         Par            Value
-------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Oil and Gas -- 5.3%
  Amerigas Partners LP                                     8.875%       5/20/11             $  380         $    395
  Amerigas Partners LP                                     8.875%       5/20/11                316              329(A)
  Chesapeake Energy Corporation                            9.000%       8/15/12                830              880
  El Paso Corporation                                      7.000%       5/15/11                246              167
  El Paso Corporation                                      7.875%       6/15/12              1,401              981(A)
  El Paso Corporation                                      7.750%       1/15/32                619              384
  El Paso Energy Partners                                  8.500%        6/1/11                258              239
  El Paso Energy Partners                                 10.625%       12/1/12                606              620(A)
  Forest Oil Corporation                                  10.500%       1/15/06                210              222
  Forest Oil Corporation                                   8.000%       6/15/08                459              484
  Forest Oil Corporation                                   7.750%        5/1/14                 13               13
  Magnum Hunter Resources, Inc.                           10.000%        6/1/07                331              346
  Magnum Hunter Resources, Inc.                            9.600%       3/15/12                737              783
  Mission Resources Corporation                           10.875%        4/1/07                870              522
  Ocean Energy, Inc.                                       8.375%        7/1/08                155              163
  Parker & Parsley Petroleum Company                       8.875%       4/15/05                 63               68
  Pioneer Natural Resources Company                        9.625%        4/1/10                570              678
  Pioneer Natural Resources Company                        7.500%       4/15/12                 48               52
  Vintage Petroleum, Inc.                                  9.000%       12/15/05               118              119
  Vintage Petroleum, Inc.                                  7.875%       5/15/11                592              577
  Vintage Petroleum, Inc.                                  8.250%        5/1/12                160              166
  Westport Resources Corporation                           8.250%       11/1/11                544              571(A)
                                                                                                           --------
                                                                                                              8,759
                                                                                                           --------
  Paper and Forest Products -- 2.6%
  Appleton Papers Inc.                                    12.500%       12/15/08               835              914
  Georgia-Pacific Corp.                                    9.500%       12/1/11                937              918
  Georgia-Pacific Corp.                                    8.250%        3/1/23                201              163
  Georgia-Pacific Corp.                                    8.875%       5/15/31              1,807            1,554
  Plastipak Holdings Inc.                                 10.750%        9/1/11                668              702
                                                                                                           --------
                                                                                                              4,251
                                                                                                           --------
  Publishing -- 1.0%
  Dex Media East LLC                                       9.875%       11/15/09               549              587(A)
  Dex Media East LLC                                      12.125%       11/15/12               360              399(A)
  Hollinger International Publishing                       9.000%       12/15/10               690              696(A)
                                                                                                           --------
                                                                                                              1,682
                                                                                                           --------
  Real Estate -- 0.5%
  Ventas Realty, Limited Partnership                       8.750%        5/1/09                575              595
  Ventas Realty, Limited Partnership                       9.000%        5/1/12                188              197
                                                                                                           --------
                                                                                                                792
                                                                                                           --------
  Restaurants -- 0.4%
  Yum! Brands, Inc.                                        7.450%       5/15/05                583              609
  Yum! Brands, Inc.                                        8.500%       4/15/06                 75               80
                                                                                                           --------
                                                                                                                689
                                                                                                           --------

                                                           Rate        Maturity Date         Par            Value
-------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Retail -- 2.2%
  Backsaver Acquisition Corp.                              9.250%       5/31/08             $1,094         $    284(G,H,I)
  J.C. Penney Company, Inc.                                7.400%        4/1/37                807              815
  Relax The Back Acquisition Corp.                         9.250%       5/31/08                469              122(G,H,I)
  Samsonite Corporation                                   10.750%       6/15/08              1,010              818
  The Gap, Inc.                                            5.625%        5/1/03                519              520
  The Gap, Inc.                                            9.900%       12/15/05               855              909
  The Gap, Inc.                                            6.900%       9/15/07                210              205
                                                                                                           --------
                                                                                                              3,673
                                                                                                           --------
  Retailers -- 0.3%
  Hollywood Entertainment Corporation                      9.625%       3/15/11                411              419
                                                                                                           --------
  Special Purpose -- 5.2%
  H & E Equipment Services LLC                            11.125%       6/15/12              1,322              992(A)
  PCA LLC/PCA Finance Corporation                         11.875%        8/1/09                499              506(A)
  Qwest Capital Funding, Inc.                              7.000%        8/3/09              1,411              903
  Qwest Capital Funding, Inc.                              7.250%       2/15/11              2,446            1,565
  Qwest Capital Funding, Inc.                              6.875%       7/15/28              3,423            1,883
  R.H. Donnelley Finance Corporation I                    10.875%       12/15/12             1,005            1,095(A)
  Terra Capital Inc.                                      12.875%       10/15/08               453              487
  UCAR Finance Inc.                                       10.250%       2/15/12              1,435            1,141
                                                                                                           --------
                                                                                                              8,572
                                                                                                           --------
  Steel (Producers) -- 0.5%
  AK Steel Corporation                                     7.875%       2/15/09                845              853
                                                                                                           --------
  Technology Services -- 0.4%
  SPX Corporation                                          7.500%        1/1/13                632              641
                                                                                                           --------
  Telecommunications -- 6.1%
  EchoStar DBS Corporation                                10.375%       10/1/07                715              774
  EchoStar DBS Corporation                                 9.125%       1/15/09                 80               84
  EchoStar DBS Corporation                                 9.375%        2/1/09              2,001            2,116
  FairPoint Communications, Inc.                          12.500%        5/1/10                946              681
  Insight Midwest, L.P.                                   10.500%       11/1/10                  4                4
  PanAmSat Corporation                                     6.375%       1/15/08                371              356
  PanAmSat Corporation                                     8.750%        2/1/12              1,359            1,298(A)
  Qwest Communications International Inc.                  7.500%       11/1/08                498              404
  Qwest Corporation                                        8.875%       3/15/12                509              494(A)
  Qwest Corporation                                        6.875%       9/15/33              1,999            1,539
  Ubiquitel Operating Company                              0.000%       4/15/10              1,100               66(B)
  WorldCom, Inc. -- WorldCom Group                         7.875%       5/15/03                736              173(D)
  WorldCom, Inc. -- WorldCom Group                         6.250%       8/15/03              2,987              702(D)
  WorldCom, Inc. -- WorldCom Group                         8.250%       5/15/31              5,639            1,325(D)
                                                                                                           --------
                                                                                                             10,016
                                                                                                           --------

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                           Rate        Maturity Date         Par            Value
-------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Telecommunications (Cellular/Wireless) -- 1.7%
  Nextel Communications, Inc.                              9.750%       10/31/07            $1,250         $  1,156
  Nextel Communications, Inc.                              9.375%       11/15/09               920              833
  Rural Cellular Corporation                               9.750%       1/15/10              1,350              810
                                                                                                           --------
                                                                                                              2,799
                                                                                                           --------
  Textiles -- 0.7%
  Collins & Aikman Floor Cover                             9.750%       2/15/10              1,205            1,205
                                                                                                           --------
  Transportation -- 1.8%
  Avis Group Holdings, Inc.                               11.000%        5/1/09              1,169            1,280
  Delta Air Lines, Inc.                                    7.900%       12/15/09               297              205
  Delta Air Lines, Inc.                                    8.300%       12/15/29               579              341
  Kansas City Southern Railway                             9.500%       10/1/08              1,034            1,139
                                                                                                           --------
                                                                                                              2,965
                                                                                                           --------
Total Corporate Bonds and Notes (Identified
  Cost -- $155,261)                                                                                         139,845
-------------------------------------------------------------------------------------------------------------------
Yankee Bonds(J) -- 8.6%
  Cable -- 1.3%
  British Sky Broadcasting Group plc                       7.300%       10/15/06               593              617
  British Sky Broadcasting Group plc                       6.875%       2/23/09                549              561
  British Sky Broadcasting Group plc                       8.200%       7/15/09                 38               41
  Rogers Communications, Inc.                              8.875%       7/15/07                918              877
                                                                                                           --------
                                                                                                              2,096
                                                                                                           --------
  Chemicals -- 0.6%
  Avecia Group plc                                        11.000%        7/1/09              1,270              991
                                                                                                           --------
  Electronics -- 0.3%
  Flextronics International Ltd                            9.875%        7/1/10                437              471
                                                                                                           --------
  Energy -- 0.3%
  Calpine Canada Energy Finance                            8.500%        5/1/08              1,220              531
                                                                                                           --------
  Entertainment -- 0.3%
  Alliance Atlantis Communications Inc.                   13.000%       12/15/09               499              544
                                                                                                           --------
  Manufacturing (Diversified) -- 2.1%
  Tyco International Group SA                              6.250%       6/15/03                151              150
  Tyco International Group SA                              4.950%        8/1/03                418              412
  Tyco International Group SA                              5.875%       11/1/04                251              243
  Tyco International Group SA                              6.750%       2/15/11                151              143

                                                           Rate        Maturity Date      Par/Shares        Value
-------------------------------------------------------------------------------------------------------------------
Yankee Bonds -- Continued
  Manufacturing (Diversified) -- Continued
  Tyco International Group SA                              6.375%       10/15/11            $2,340         $  2,188
  Tyco International Group SA                              6.875%       1/15/29                379              333
                                                                                                           --------
                                                                                                              3,469
                                                                                                           --------
  Oil and Gas -- 0.1%
  Western Oil Sands Inc.                                   8.375%        5/1/12                194              193
                                                                                                           --------
  Paper and Forest Products -- 0.1%
  Abitibi-Consolidated Inc.                                8.550%        8/1/10                183              203
                                                                                                           --------
  Pharmaceuticals -- 0.5%
  Biovail Corporation                                      7.875%        4/1/10                844              844
                                                                                                           --------
  Services -- 0.6%
  Compagnie Generale de Geophysique SA                    10.625%       11/15/07             1,037              912
                                                                                                           --------
  Special Purpose -- 1.3%
  MDP Acquisitions PLC                                     9.625%       10/1/12              1,189            1,237(A)
  Yell Finance BV                                         10.750%        8/1/11                785              863
                                                                                                           --------
                                                                                                              2,100
                                                                                                           --------
  Telecommunications (Cellular/Wireless) -- 0.4%
  Rogers Wireless Communications Inc.                      9.625%        5/1/11                608              574
                                                                                                           --------
  Transportation -- 0.7%
  Teekay Shipping Corporation                              8.875%       7/15/11              1,145            1,175
                                                                                                           --------
Total Yankee Bonds (Identified Cost -- $14,484)                                                              14,103
-------------------------------------------------------------------------------------------------------------------
Common Stocks -- N.M.
  Engineering and Construction -- N.M.
  Washington Group International, Inc.                                                           3shs            52(K)
                                                                                                           --------
  Food -- N.M.
  International Fast Food Corporation                                                           40                0(K)
                                                                                                           --------
Total Common Stocks (Identified Cost -- $2,844)                                                                  52
-------------------------------------------------------------------------------------------------------------------
Preferred Stocks -- 1.6%
  Cable -- 0.9%
  Cablevision Systems New York Group                      11.125%                               10              973
  Cablevision Systems New York Group                      11.750%                                5              491
                                                                                                           --------
                                                                                                              1,464
                                                                                                           --------

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                           Rate        Maturity Date      Par/Shares        Value
-------------------------------------------------------------------------------------------------------------------
Preferred Stocks -- Continued
  Diversified Financial Services -- 0.6%
  Sinclair Capital Corporation                            11.625%                                9shs      $    960
                                                                                                           --------
  Industrial Conglomerates -- N.M.
  High Voltage Engineering Corporation                    12.500%                              0.5                5(H)
                                                                                                           --------
  Media -- 0.1%
  Paxson Communications Corporation                       13.250%                             0.04              230(H)
                                                                                                           --------
  Telecommunications -- N.M.
  Intermedia Communications, Inc.                         13.500%                                1                7(H)
  IXC Communications, Inc.                                12.500%                            0.003              0.3
                                                                                                           --------
                                                                                                                  7
                                                                                                           --------
Total Preferred Stocks (Identified Cost -- $3,556)                                                            2,666
-------------------------------------------------------------------------------------------------------------------
Warrants -- N.M.
  Horizon PCS, Inc.                                                                              2wts           0.1(A,K)
  Next Generation Network, Inc.                                                                 16              0.2(K)
  Washington Group International, Series A                                                       2              0.1(K)
  Washington Group International, Series B                                                       2                1(K)
  Washington Group International, Series C                                                       1              0.1(K)
                                                                                                           --------
Total Warrants (Identified Cost -- $256)                                                                          1
-------------------------------------------------------------------------------------------------------------------
Rights -- N.M.
  The AES Corporation                                                   7/15/05                0.4rts             0(K)
                                                                                                           --------
Total Long-Term Securities (Identified Cost -- $176,401)                                                    156,667
-------------------------------------------------------------------------------------------------------------------
Short-Term Securities -- 3.1%

Repurchase Agreements -- 3.1%
  Lehman Brothers, Inc.
    1.2% dated 12/31/02, to be repurchased at $2,086 on
    1/2/03 (Collateral: $1,815 Tennessee Valley
    Authority bonds, 5.88% due 4/1/36, value $2,086)                                        $2,086            2,086

  Merrill Lynch Government Securities, Inc.
    1.25% dated 12/31/02, to be repurchased at $3,000 on
    1/2/03 (Collateral: $8,050 Resolution Funding Corp.
    principal-only securities, due 1/15/21, value
    $3,059)                                                                                  3,000            3,000
                                                                                                           --------
Total Short-Term Securities (Identified Cost -- $5,086)                                                       5,086
-------------------------------------------------------------------------------------------------------------------
Total Investments -- 98.1% (Identified Cost -- $181,487)                                                    161,753
Other Assets Less Liabilities -- 1.9%                                                                         3,126
                                                                                                           --------

NET ASSETS -- 100.0%                                                                                       $164,879
                                                                                                           ========


-------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
  20,369 Primary Class shares outstanding                                                                  $341,391
     340 Institutional Class shares outstanding                                                               3,431
  Undistributed net investment income                                                                           135
  Accumulated net realized gain/(loss) on investments, options and futures                                 (160,344)
  Unrealized appreciation/(depreciation) of investments, options and futures                                (19,734)
                                                                                                           --------

NET ASSETS                                                                                                 $164,879
                                                                                                           ========

NET ASSET VALUE PER SHARE:

  PRIMARY CLASS                                                                                               $7.96
                                                                                                           ========
  INSTITUTIONAL CLASS                                                                                         $7.96
                                                                                                           ========
-------------------------------------------------------------------------------------------------------------------

(A) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 12.5% of net assets.

(B) Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes.

(C) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(D) Bond is in default at December 31, 2002.

(E) Convertible security -- Security may be converted into common stock of the company.

(F) Unit -- A security which consists of a bond and warrants to purchase the stock of the issuer.

(G) Private placement.

(H) Pay-in-Kind ("PIK") security -- A bond in which interest during the initial few years is paid in additional PIK securities rather than in cash.

(I) Illiquid security valued at fair value under procedures adopted by the Board of Directors.

(J) Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.

(K) Non-income producing.

N.M. -- Not meaningful.

See notes to financial statements.

Statements of Operations

Legg Mason Income Trust, Inc.
(Amounts in Thousands)

                                                                           Year Ended 12/31/02
                                                        ---------------------------------------------------------
                                                         U.S. Government    Investment Grade          High
                                                        Intermediate-Term        Income               Yield
                                                            Portfolio           Portfolio           Portfolio
-----------------------------------------------------------------------------------------------------------------
Investment Income:

Interest                                                     $16,833             $18,405            $ 18,253
Dividends                                                        261                  --                 872
                                                             -------             -------            --------
      Total income                                            17,094              18,405              19,125
                                                             -------             -------            --------

Expenses:

Management fee                                                 1,938               1,746               1,193
Distribution and service fees(A )                              1,720               1,443                 907
Audit and legal fees                                              46                  53                  51
Custodian fee                                                    153                 190                 113
Directors' fees and expenses                                      14                  12                   6
Registration fees                                                 36                  37                  21
Reports to shareholders                                           25                  40                  24
Transfer agent and shareholder servicing expense(A )             167                 207                 148
Other expenses                                                    45                  48                  25
                                                             -------             -------            --------
                                                               4,144               3,776               2,488
      Less fees waived                                          (664)               (878)                 --
                                                             -------             -------            --------
      Total expenses, net of waivers                           3,480               2,898               2,488
                                                             -------             -------            --------
NET INVESTMENT INCOME                                         13,614              15,507              16,637
                                                             -------             -------            --------

Net Realized and Unrealized Gain/(Loss) on
  Investments:

Realized gain/(loss) on:
      Investments                                              3,390               6,050             (35,418)
      Options                                                    300                  --                  --
      Futures                                                  1,260              (1,537)                 --
                                                             -------             -------            --------
                                                               4,950               4,513             (35,418)
                                                             -------             -------            --------
Change in unrealized appreciation/(depreciation) of
  investments, options and futures                             7,494               6,234               8,382
                                                             -------             -------            --------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS        12,444              10,747             (27,036)
-----------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS               $26,058             $26,254            $(10,399)
-----------------------------------------------------------------------------------------------------------------

(A) See Note 1 to the financial statements.

See notes to financial statements.

Statements of Changes in Net Assets

Legg Mason Income Trust, Inc.
(Amounts in Thousands)

                                                  U.S. Government            Investment Grade                  High
                                                 Intermediate-Term                Income                       Yield
                                                     Portfolio                   Portfolio                   Portfolio
                                             ---------------------------------------------------------------------------------
                                                    Years Ended                 Years Ended                 Years Ended
                                              12/31/02      12/31/01      12/31/02      12/31/01      12/31/02      12/31/01
------------------------------------------------------------------------------------------------------------------------------
Change in Net Assets:

Net investment income                         $ 13,614      $ 14,784      $ 15,507      $ 13,340      $ 16,637      $ 21,567

Net realized gain/(loss) on investments,
  options and futures                            4,950         1,277         4,513          (150)      (35,418)      (74,901)

Change in unrealized appreciation/
  (depreciation) of investments, options
  and futures                                    7,494          (256)        6,234         2,336         8,382        52,476
------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from
  operations                                    26,058        15,805        26,254        15,526       (10,399)         (858)

Distributions to shareholders:
  From net investment income:
      Primary Class                            (13,280)      (14,393)      (15,366)      (13,303)      (16,509)      (21,555)
      Institutional Class                         (374)         (366)         (142)          (73)         (204)         (120)

Change in net assets from Fund share
  transactions:
      Primary Class                             67,093        26,899        68,814        58,166       (10,226)        3,849
      Institutional Class                        1,963           482         1,317           580         1,672           787
------------------------------------------------------------------------------------------------------------------------------
Change in net assets                            81,460        28,427        80,877        60,896       (35,666)      (17,897)

Net Assets:

Beginning of year                              307,818       279,391       256,722       195,826       200,545       218,442
------------------------------------------------------------------------------------------------------------------------------
End of year                                   $389,278      $307,818      $337,599      $256,722      $164,879      $200,545
------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income           $      6      $     46      $     99      $     75      $    135      $    219
------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Financial Highlights

Legg Mason Income Trust, Inc.

  Contained below is per share operating performance data for an Institutional share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                                        Investment Operations
                                                           ------------------------------------------------
                                               Net Asset      Net          Net Realized and
                                                Value,     Investment   Unrealized Gain/(Loss)   Total From
                                               Beginning    Income/        on Investments,       Investment
                                                of Year      (Loss)      Options and Futures     Operations
-----------------------------------------------------------------------------------------------------------
U.S. Government Intermediate-Term Portfolio
Years Ended Dec. 31,

     2002                                       $10.32       $ .46(A)           $  .38             $  .84

     2001                                        10.27         .58(A)              .05                .63

     2000                                         9.92         .67(A)              .35               1.02

     1999                                        10.51         .59(A)             (.59)                --

     1998                                        10.40         .61(A)              .11                .72
Investment Grade Income Portfolio
Portfolio Years Ended Dec. 31,

     2002                                       $10.11       $ .59(B)           $  .31             $  .90

     2001                                         9.97         .66(B)              .14                .80

     2000                                         9.79         .71(B)              .19                .90

     1999                                        10.52         .66(B)             (.70)              (.04)

     1998                                        10.59         .66(B)              .12                .78
High Yield Portfolio
Years Ended Dec. 31,
     2002                                       $ 9.20       $ .78              $(1.24)            $ (.46)
     2001                                        10.18        1.01               (1.00)               .01
     2000                                        14.97        1.41               (3.47)             (2.06)
Period From Mar. 8 to Dec. 31,
     1999                                        15.98         .89                (.92)              (.03)
Period Ended Jan. 28,
     1999                                        14.67         .08                 .72                .80
Period Ended Dec. 31,
     1998(D)                                     16.85         .86               (1.98)             (1.12)
-----------------------------------------------------------------------------------------------------------

(A) Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 0.50% until April 30, 2003. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31, 2002, 0.86%; 2001, 0.63%; 2000, 0.65%; 1999, 0.66%; and 1998, 0.65%.

(B) Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 0.50% until April 30, 2003. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31, 2002, 0.78%; 2001, 0.74%; 2000, 0.79%; 1999, 0.77%; and 1998, 0.80%.

(C) Annualized.

(D) For the period May 5, 1998 (commencement of operations) to December 31,
    1998.

(E) Not annualized.

See notes to financial statements.

                      Distributions
---------------------------------------------------------
                               From Net                     Net Asset
     From Net                  Realized                      Value,
    Investment   Tax Return     Gain on         Total        End of
      Income     of Capital   Investments   Distributions     Year
---------------------------------------------------------------------
      $ (.46)      $   --       $   --         $ (.46)       $10.70
        (.58)          --           --           (.58)        10.32
        (.67)          --           --           (.67)        10.27
        (.59)          --           --           (.59)         9.92
        (.60)        (.01)          --           (.61)        10.51
      $ (.58)      $   --       $   --         $ (.58)       $10.43
        (.66)          --           --           (.66)        10.11
        (.72)          --           --           (.72)         9.97
        (.66)          --         (.03)          (.69)         9.79
        (.66)          --         (.19)          (.85)        10.52
      $ (.78)      $   --       $   --         $ (.78)       $ 7.96
        (.99)          --           --           (.99)         9.20
       (1.34)          --        (1.39)         (2.73)        10.18
        (.98)          --           --           (.98)        14.97
        (.04)          --           --           (.04)        15.43
       (1.05)          --         (.01)         (1.06)        14.67
---------------------------------------------------------------------

                                Ratios/Supplemental Data
---  ------------------------------------------------------------------------------
                                   Net Investment
                   Expenses        Income/(Loss)        Portfolio     Net Assets,
     Total        to Average       to Average Net       Turnover      End of Year
     Return       Net Assets           Assets             Rate      (in thousands)
---  ------------------------------------------------------------------------------
       8.35%          .67%(A)           4.38%(A)           204%         $9,485
       6.30%          .46%(A)           5.63%(A)           535%          7,221
      10.64%          .46%(A)           6.66%(A)           248%          6,723
        .04%          .47%(A)           5.84%(A)           979%          9,076
       7.16%          .46%(A)           5.85%(A)           356%          7,340
       9.38%          .48%(B)           5.85%(B)           131%         $2,836
       8.16%          .47%(B)           6.50%(B)           131%          1,424
       9.63%          .48%(B)           7.32%(B)            94%            839
       (.33)%         .46%(B)           6.59%(B)           145%            238
       7.57%          .45%(B)           6.24%(B)           279%            255
      (5.00)%         .82%              9.63%               97%         $2,704
       (.06)%         .97%             10.20%              130%          1,331
     (15.99)%        1.03%             10.98%               45%            673
       (.20)%         .82%(C)           7.19%(C)            78%(C)         673
       5.47%(E)       .81%(C)           7.17%(C)           116%(C)           0
      (6.91)%(E)      .79%(C)           8.68%(C)           107%(C)          65
---

Notes to Financial Statements

Legg Mason Income Trust, Inc.
(Amounts in Thousands)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:

  The Legg Mason Income Trust, Inc. ("Corporation"), consisting of the U.S. Government Intermediate-Term Portfolio ("Government Intermediate"), the Investment Grade Income Portfolio ("Investment Grade"), the High Yield Portfolio ("High Yield"), and the U.S. Government Money Market Portfolio ("Government Money Market") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

  The Government Intermediate, Investment Grade and High Yield Portfolios consist of two classes of shares: Primary Class and Institutional Class. Information about the Primary Class is contained in a separate report to its shareholders. The income and expenses of each of these Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class. For the year ended December 31, 2002, transfer agent and shareholder servicing expenses for each of the Funds were allocated as follows: Government Intermediate Primary Class, $166, and Institutional Class, $1; Investment Grade Primary Class $205, and Institutional Class, $2; High Yield Primary Class $147, and Institutional Class, $1.

  Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

  Securities owned by Government Intermediate, Investment Grade and High Yield for which market quotations are readily available are valued at current market value. Securities for which market quotations are readily available are fair valued by the Board of Directors and management. In determining fair value, the Board of Directors and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material. At December 31, 2002, $406, or 0.25%, of the High Yield Portfolio's net assets were fair valued in accordance with the procedures adopted by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost by each Fund.

  With respect to High Yield, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund's adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

  Legg Mason Fund Adviser, Inc. ("LMFA") has determined that the prices for several bonds in High Yield were incorrect during the period from January 3, 1995 through December 11, 1998. Had correct prices for these bonds been used during this period, the annual total return as of December 31, 1998, would have been 0.54%.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At December 31, 2002, there were no receivables for securities sold or payables for securities purchased for any of the Funds.

  For the year ended December 31, 2002, investment transactions (excluding short-term investments) were as follows:

                                     Purchases                      Proceeds From Sales
                         ---------------------------------   ---------------------------------
                         U.S. Gov't. Securities    Other     U.S. Gov't. Securities    Other
----------------------------------------------------------------------------------------------
Government Intermediate         $517,993          $ 48,406          $434,996          $ 75,666
Investment Grade                 195,158           218,033           286,037            58,014
High Yield                            --           165,895                --           173,378

--------------------------------------------------------------------------------

Repurchase Agreements

  The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the fund seeks to assert its rights. The Funds' investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

  Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield, which declares and pays dividends monthly. Net capital gain distributions, which are calculated at a Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. At December 31, 2002, accrued dividends payable were as follows: Government Intermediate, $50; Investment Grade, $71; and High Yield, $63. There were no capital gain distributions payable at December 31, 2002.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

  Distributions during the years ended December 31, 2002 and 2001, were characterized as follows for tax purposes:

                        Government          Investment             High
                       Intermediate            Grade               Yield
                     -----------------   -----------------   -----------------
                      2002      2001      2002      2001      2002      2001
------------------------------------------------------------------------------
Ordinary income      $13,654   $14,759   $15,508   $13,375   $16,713   $21,675
                     -------   -------   -------   -------   -------   -------
Total distributions  $13,654   $14,759   $15,508   $13,375   $16,713   $21,675
                     =======   =======   =======   =======   =======   =======

  Pursuant to federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and December 31 of each year ("post-October loss") as occurring on the first day of the following tax year. For the year ended December 31, 2002, realized capital losses reflected in the accompanying financial statements, as shown in the table below, will not be recognized for federal income tax purposes until 2003.

--------------------------------------------------------------------------------

  The tax basis components of net assets at December 31, 2002, were as follows:

                                       Government          Investment
                                      Intermediate           Grade            High Yield
----------------------------------------------------------------------------------------
Unrealized appreciation                 $ 12,395            $ 17,093          $   5,683
Unrealized depreciation                   (1,322)             (9,994)           (26,904)
                                        --------            --------          ---------
Net unrealized appreciation/
  (depreciation)                          11,073               7,099            (21,221)
Undistributed ordinary income                218                 244                138
Capital loss carryforwards               (10,503)             (2,453)          (155,220)
Post-October loss push and
  other loss deferrals                        --                 (32)            (3,577)
Paid-in capital                          388,490             332,741            344,759
                                        --------            --------          ---------
Net assets                              $389,278            $337,599          $ 164,879
                                        ========            ========          =========

  The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. Unused capital loss carryforwards for federal income tax purposes for Government Intermediate, Investment Grade and High Yield at December 31, 2002, were as follows:

Expiration          Government          Investment          High
   Date            Intermediate           Grade             Yield
------------------------------------------------------------------
  2003                $  699              $   --           $    --
  2007                 4,880                 403                --
  2008                 4,924               2,050            38,887
  2009                    --                  --            83,723
  2010                    --                  --            32,610

  For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2002, the Funds recorded the following permanent reclassifications, which relate primarily to various tax adjustments. Results of operations and net assets were not affected by these reclassifications.

                                             Government          Investment         High
                                            Intermediate           Grade            Yield
-----------------------------------------------------------------------------------------
Undistributed net investment income            $ 132                $ 25             $(8)
Accumulated realized gain/(loss)                  37                 (25)              8
Paid-in capital                                 (169)                 --              --

  At December 31, 2002, the cost of investments for federal income tax purposes was $376,616 for Government Intermediate, $325,729 for Investment Grade, and $182,974 for High Yield.

3. Financial Instruments:

Options and Futures

  As part of their investment programs, Government Intermediate and Investment Grade may utilize options and futures. Options may be written (sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

--------------------------------------------------------------------------------

  When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

            PURCHASED OPTION:               IMPACT ON THE FUND:
The option expires                          Realize a loss in the amount of the cost of the option.
--------------------------------------------------------------------------------------------------------
The option is closed through a closing      Realize a gain or loss depending on whether the proceeds
sale transaction                            from the closing sale transaction are greater or less than the cost of the option.
--------------------------------------------------------------------------------------------------------
The Fund exercises a call option            The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
--------------------------------------------------------------------------------------------------------
The Fund exercises a put option             Realize a gain or loss from the sale of the underlying
                                            security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.
--------------------------------------------------------------------------------------------------------
WRITTEN OPTION:                             IMPACT ON THE FUND:
The option expires                          Realize a gain equal to the amount of the premium received.
--------------------------------------------------------------------------------------------------------
The option is closed through a closing      Realize a gain or loss without regard to any unrealized gain
purchase transaction                        or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium
                                            received when the option was written.
--------------------------------------------------------------------------------------------------------
A written call option is exercised by the   Realize a gain or loss from the sale of the underlying
option purchaser                            security. The proceeds of that sale will be increased by the premium originally received when the option was written.
--------------------------------------------------------------------------------------------------------
A written put option is exercised by the    The amount of the premium originally received will reduce
option purchaser                            the cost of the security that the Fund purchased when the
                                            option was exercised.
--------------------------------------------------------------------------------------------------------

  The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

  Activity in call and put options during the year ended December 31, 2002, was as follows:

                                               Calls                   Puts
                                        --------------------   --------------------
                                         Actual                 Actual
       Government Intermediate          Contracts   Premiums   Contracts   Premiums
-----------------------------------------------------------------------------------
Options outstanding, December 31, 2001       --      $  --         --       $  --
Options written                           1,000        784        900         610
Options closed                             (950)      (736)      (650)       (527)
Options expired                              --         --       (200)        (43)
Options exercised                            --         --         --          --
-----------------------------------------------------------------------------------
Options outstanding, December 31, 2002       50      $  48         50       $  40
===================================================================================

--------------------------------------------------------------------------------

  Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

  The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

  The open futures positions and related appreciation or depreciation at December 31, 2002, are listed at the end of Government Intermediate's and Investment Grade's respective statements of net assets.

Forward Currency Exchange Contracts

  As part of its investment program, High Yield may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation's prospectus and statement of additional information.

  Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by High Yield as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Fund if the counterparties do not complete the transaction.

  At December 31, 2002, High Yield had no open forward currency exchange contracts.

4. Transactions With Affiliates:

  Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund's average daily net assets. LMFA has voluntarily agreed to waive its fees to the extent each Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates. These voluntary expense limitations for Government Intermediate and Investment Grade are due to expire on April 30, 2003, or when net assets reach $500 million. High Yield and Government Money Market have no expense limitations. The following

--------------------------------------------------------------------------------

chart shows annual rates of management fees, expense limits, management fees waived, and management fees payable for each Fund:

                                                                                   Year Ended              At
                                                                                December 31, 2002   December 31, 2002
                                                                                -----------------   -----------------
                           Management             Asset             Expense        Management          Management
          Fund                Fee              Breakpoint          Limitation      Fees Waived        Fees Payable
---------------------------------------------------------------------------------------------------------------------
Government Intermediate                                                               $664                 $83
  -- Primary Class            0.55%               None               1.00%
  -- Institutional Class      0.55%               None               0.50%
Investment Grade                                                                       878                  54
  -- Primary Class            0.60%               None               1.00%
  -- Institutional Class      0.60%               None               0.50%
High Yield                                                                              --                  93
  -- Primary Class            0.65%               None               None
  -- Institutional Class      0.65%               None               None

  Western Asset Management Company ("Adviser") serves as investment adviser to the Funds. The Adviser is responsible for the actual investment activity of each Fund. LMFA pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 40% of the management fee received by LMFA for Investment Grade and 77% for High Yield. For Government Intermediate, LMFA pays the Adviser a fee, computed daily and payable monthly, of 0.20% of its average daily net assets, not to exceed the fee received by LMFA.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                                       At December 31, 2002
                                                                     ------------------------
                                Distribution         Service         Distribution and Service
                                    Fee                Fee                 Fees Payable
---------------------------------------------------------------------------------------------
Government Intermediate            0.25%              0.25%                    $161
Investment Grade                   0.25%              0.25%                     139
High Yield                         0.25%              0.25%                      70

  LM Fund Services, Inc. has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LM Fund Services, Inc. the following amounts for the year ended December 31, 2002: Government Intermediate, $58; Investment Grade, $58; and High Yield, $60.

  LMFA, the Adviser and LM Fund Services, Inc. are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

5. Line of Credit:

  The Funds participate in a $300 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at prevailing short-term interest rates. For the year ended December 31, 2002, the Funds had no borrowings under the Credit Agreement.

--------------------------------------------------------------------------------

6. Fund Share Transactions:

  At December 31, 2002, there were 1,000,000 shares authorized at .001 par value for all active classes of each portfolio of the Corporation. Share transactions were as follows:

                                                        Reinvestment
                                        Sold          of Distributions
                                  -----------------   ----------------
                                  Shares    Amount    Shares   Amount
----------------------------------------------------------------------
Government Intermediate
-- Primary Class
  Year Ended December 31, 2002    19,141   $200,888   1,104    $11,577
  Year Ended December 31, 2001     9,072     94,283   1,213     12,542
-- Institutional Class
  Year Ended December 31, 2002       525   $  5,520      35    $   365
  Year Ended December 31, 2001       951      9,872      34        354
Investment Grade
-- Primary Class
  Year Ended December 31, 2002    13,866   $139,370   1,351    $13,611
  Year Ended December 31, 2001     9,215     93,914   1,175     11,918
-- Institutional Class
  Year Ended December 31, 2002       248   $  2,494      14    $   142
  Year Ended December 31, 2001       210      2,142       6         60
High Yield
-- Primary Class
  Year Ended December 31, 2002     7,016   $ 59,520   1,548    $12,937
  Year Ended December 31, 2001     6,437     65,020   1,798     17,608
-- Institutional Class
  Year Ended December 31, 2002       539   $  4,580      24    $   199
  Year Ended December 31, 2001       350      3,593      12        117
----------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      Repurchased          Net Change
                                  -------------------   -----------------
                                  Shares     Amount     Shares    Amount
-------------------------------------------------------------------------
Government Intermediate
-- Primary Class
  Year Ended December 31, 2002    (13,879)  $(145,372)   6,366   $ 67,093
  Year Ended December 31, 2001     (7,718)    (79,926)   2,567     26,899
-- Institutional Class
  Year Ended December 31, 2002       (374)  $  (3,922)     186   $  1,963
  Year Ended December 31, 2001       (940)     (9,744)      45        482
Investment Grade
-- Primary Class
  Year Ended December 31, 2002     (8,370)  $ (84,167)   6,847   $ 68,814
  Year Ended December 31, 2001     (4,683)    (47,666)   5,707     58,166
-- Institutional Class
  Year Ended December 31, 2002       (131)  $  (1,319)     131   $  1,317
  Year Ended December 31, 2001       (159)     (1,622)      57        580
High Yield
-- Primary Class
  Year Ended December 31, 2002     (9,809)  $ (82,683)  (1,245)  $(10,226)
  Year Ended December 31, 2001     (8,008)    (78,779)     227      3,849
-- Institutional Class
  Year Ended December 31, 2002       (368)  $  (3,107)     195   $  1,672
  Year Ended December 31, 2001       (283)     (2,923)      79        787
-------------------------------------------------------------------------

Report of Independent Accountants

To the Shareholders of U.S. Government Intermediate-Term Portfolio, Investment Grade Income Portfolio and High Yield Portfolio, and to the Directors of Legg Mason Income Trust, Inc.:

  In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Government Intermediate-Term Portfolio, Investment Grade Income Portfolio, and High Yield Portfolio (comprising the Institutional Class of the Legg Mason Income Trust, Inc., hereafter referred to as the "Funds") at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
January 31, 2003

Special Meeting of Shareholders

  A Special Meeting of Shareholders of the Funds was held on October 30, 2002, at which the following actions were taken:

  Proposal 1: To elect a Board of Directors:

                         Government                                                              Government Money
                        Intermediate           Investment Grade            High Yield                 Market
                   ----------------------   ----------------------   ----------------------   ----------------------
                   Affirmative   Withheld   Affirmative   Withheld   Affirmative   Withheld   Affirmative   Withheld
--------------------------------------------------------------------------------------------------------------------
John F. Curley,
  Jr.                20,968        414        17,624        320        12,325        410        305,868       9,564
Mark R. Fetting      20,958        424        17,594        350        12,303        432        305,703       9,729
Richard G.
  Gilmore            20,966        416        17,621        323        12,299        436        305,652       9,780
Arnold L. Lehman     20,955        427        17,606        338        12,299        436        303,155      12,277
Robin J.W.
  Masters            20,908        474        17,596        348        12,340        395        304,378      11,055
Jill E. McGovern     20,917        465        17,606        338        12,313        422        304,981      10,451
Arthur S. Mehlman    20,946        436        17,597        347        12,332        403        305,553       9,879
G. Peter O'Brien     20,961        421        17,627        317        12,322        413        305,870       9,563
S. Ford Rowan        20,927        455        17,623        321        12,340        395        305,902       9,530

  Proposal 2a: To modify the fundamental investment restriction on borrowing money:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,107        17,113     11,761     291,228
Against                         761           436        489      17,092
Abstain                         493           369        309       7,112
Broker non-votes                 20            27        175         N/A

  Proposal 2b: To modify the fundamental investment restriction on underwriting securities:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,165        17,115     11,776     291,377
Against                         703           433        476      16,944
Abstain                         493           369        307       7,112
Broker non-votes                 20            27        175         N/A

  Proposal 2c: To modify the fundamental investment restriction on lending:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,135        17,110     11,775     291,313
Against                         733           438        477      17,008
Abstain                         493           369        307       7,112
Broker non-votes                 20            27        175         N/A

  Proposal 2d: To modify the fundamental investment restriction on issuing senior securities:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,156        17,118     11,767     291,197
Against                         711           430        483      17,124
Abstain                         494           370        310       7,112
Broker non-votes                 20            27        175         N/A

  Proposal 2e: To modify the fundamental investment restriction on real estate investments:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,159        17,124     11,766     291,287
Against                         709           424        486      17,034
Abstain                         493           369        307       7,112
Broker non-votes                 20            27        175         N/A

  Proposal 2f: To modify the investment restriction on investing in commodities:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,158        17,105     11,745     290,517
Against                         710           443        507      17,802
Abstain                         493           369        307       7,114
Broker non-votes                 20            27        175         N/A

  Proposal 2g: To modify the fundamental investment restriction on industry concentration:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,147        17,082     11,704     290,995
Against                         722           466        549      17,326
Abstain                         493           369        307       7,112
Broker non-votes                 20            27        175         N/A

  Proposal 2h: To remove the fundamental investment restriction on diversification:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,156        17,129     11,785         N/A
Against                         712           419        468         N/A
Abstain                         493           369        307         N/A
Broker non-votes                 20            27        175         N/A

  Proposal 2j: To remove the fundamental investment restriction on short sales:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,172        17,108        N/A     290,291
Against                         696           440        N/A      18,030
Abstain                         493           369        N/A       7,112
Broker non-votes                 20            27        N/A         N/A

  Proposal 2k: To remove the fundamental investment restriction on margin transactions:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,177        17,101        N/A     290,277
Against                         692           447        N/A      18,043
Abstain                         493           369        N/A       7,112
Broker non-votes                 20            27        N/A         N/A

  Proposal 2l: To remove the fundamental investment restriction on investments in oil, gas and mineral programs:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,184        17,119        N/A     290,290
Against                         684           430        N/A      18,030
Abstain                         493           369        N/A       7,112
Broker non-votes                 20            27        N/A         N/A

  Proposal 2q: To remove the fundamental investment restriction on pledging assets:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,164        17,112        N/A     291,066
Against                         705           436        N/A      17,255
Abstain                         493           369        N/A       7,112
Broker non-votes                 20            27        N/A         N/A

  Proposal 2r: To remove the fundamental investment restriction on investments in securities issued by other investment companies:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,154        17,122        N/A         N/A
Against                         714           426        N/A         N/A
Abstain                         494           370        N/A         N/A
Broker non-votes                 20            27        N/A         N/A

  Proposal 3: To change the Funds' investment objective from fundamental to nonfundamental:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  19,587        16,488     11,391     278,356
Against                       1,056            90        645      26,592
Abstain                         719           527        524      10,485
Broker non-votes                 20            27        175         N/A

  Proposal 4: To amend and restate the Articles of Incorporation:

                           Government    Investment    High     Government
                          Intermediate     Grade      Yield    Money Market
---------------------------------------------------------------------------
Affirmative                  20,177        17,005     11,650     289,916
Against                         621           440        435      17,164
Abstain                         564           473        475       8,352
Broker non-votes                 20            27        175         N/A

---------------
N.A.-- Not applicable.

Directors and Officers

  The table below provides information about each of the Corporation's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

 ------------------------------------------------------------------------------------------------
                                     TERM OF
                                     OFFICE
                                       AND
                      POSITION(S)    LENGTH                                          OTHER
                       HELD WITH     OF TIME     NUMBER OF LEGG MASON FUNDS      DIRECTORSHIPS
    NAME AND AGE         FUNDS      SERVED(A)             OVERSEEN                    HELD
 ------------------------------------------------------------------------------------------------
 Curley, John F.,      Chairman     Since       Chairman and Director/         None
 Jr.(B)                and          1987        Trustee of all Legg Mason
 Age 63                Director                 funds (consisting of 23
                                                portfolios).
 ------------------------------------------------------------------------------------------------
 Fetting, Mark R.(C)   President    President   President and                  Director of the
 Age 48                and          since       Director/Trustee of all Legg   Royce Family of
                       Director     2001;       Mason funds (consisting of 23  Funds (consisting
                                    Director    portfolios).                   of 17 portfolios).
                                    since
                                    2002
 ------------------------------------------------------------------------------------------------
 Gilmore, Richard G.   Director     Since       Director/Trustee of all Legg   None
 Age 75                             1990        Mason funds (consisting of 23
                                                portfolios).
 ------------------------------------------------------------------------------------------------
 Lehman, Arnold L.     Director     Since       Director/Trustee of all Legg   None
 Age 58                             1987        Mason funds (consisting of 23
                                                portfolios).
 ------------------------------------------------------------------------------------------------
 Masters, Robin J.W.   Director     Since       Director/Trustee of all Legg   None
 Age 46                             2002        Mason funds (consisting of 23
                                                portfolios).
 ------------------------------------------------------------------------------------------------
 McGovern, Jill E.     Director     Since       Director/Trustee of all Legg   None
 Age 58                             1989        Mason funds (consisting of 23
                                                portfolios).
 ------------------------------------------------------------------------------------------------

 -------------------  -------------------------------------

                       PRINCIPAL OCCUPATION(S) DURING THE
    NAME AND AGE                 PAST FIVE YEARS
 -------------------  -------------------------------------
 Curley, John F.,     Director and/or officer of various
 Jr.(B)               Legg Mason affiliates. Formerly: Vice
 Age 63               Chairman and Director of Legg Mason,
                      Inc. and Legg Mason Wood Walker,
                      Incorporated; Director of Legg Mason
                      Fund Adviser, Inc. and Western Asset
                      Management Company (each a registered
                      investment adviser).
 -------------------
 Fetting, Mark R.(C)  Executive Vice President of Legg
 Age 48               Mason, Inc.; Director and/or officer
                      of various Legg Mason affiliates
                      since 2000. Formerly: Division
                      President and Senior Officer of
                      Prudential Financial Group, Inc. and
                      related companies, including fund
                      boards and consulting services to
                      subsidiary companies (1991-2000);
                      Partner, Greenwich Associates; Vice
                      President, T. Rowe Price Group, Inc.
 -------------------
 Gilmore, Richard G.  Retired. Trustee of Pacor Settlement
 Age 75               Trust, Inc. since 1990. Formerly:
                      Director of CSS Industries, Inc.
                      (diversified holding company that
                      makes seasonal decorative products);
                      Senior Vice President, Chief
                      Financial Officer and Director of
                      PECO Energy Co., Inc. (now Exelon
                      Corporation).
 -------------------
 Lehman, Arnold L.    Director of The Brooklyn Museum of
 Age 58               Art since 1997. Formerly: Director of
                      The Baltimore Museum of Art (1979-
                      1997).
 -------------------
 Masters, Robin J.W.  Retired. Director of The Family
 Age 46               Learning Centre (non-profit) since
                      1996; Director of Bermuda SMARTRISK
                      (non-profit) since 2001. Formerly:
                      Chief Investment Officer of ACE
                      Limited (insurance).
 -------------------
 McGovern, Jill E.    Chief Executive Officer of The Marrow
 Age 58               Foundation since 1993. Formerly:
                      Executive Director of the Baltimore
                      International Festival (1991-1993);
                      Senior Assistant to the President of
                      The Johns Hopkins University
                      (1986-1990).
 -------------------

 ------------------------------------------------------------------------------------------------
                                     TERM OF
                                     OFFICE
                                       AND
                      POSITION(S)    LENGTH                                          OTHER
                       HELD WITH     OF TIME     NUMBER OF LEGG MASON FUNDS      DIRECTORSHIPS
    NAME AND AGE         FUNDS      SERVED(A)             OVERSEEN                    HELD
 ------------------------------------------------------------------------------------------------
 Mehlman, Arthur S.    Director     Since       Director/Trustee of all Legg   None
 Age 60                             2002        Mason funds (consisting of 23
                                                portfolios).
 ------------------------------------------------------------------------------------------------
 O'Brien, G. Peter     Director     Since       Director/Trustee of all Legg   Director of the
 Age 57                             2002        Mason funds (consisting of 23  Royce Family of
                                                portfolios).                   Funds (consisting
                                                                               of 17 portfolios);
                                                                               Director of
                                                                               Renaissance
                                                                               Capital Greenwich
                                                                               Funds.
 ------------------------------------------------------------------------------------------------
 Rowan, S. Ford        Director     Since       Director/Trustee of all Legg   None
 Age 59                             2002        Mason funds (consisting of 23
                                                portfolios).
 ------------------------------------------------------------------------------------------------
 Duffy, Marc R.(D)     Vice         Since       Vice President and Secretary   None
 Age 45                President    2000        of all Legg Mason funds
                       and                      (consisting of 23
                       Secretary                portfolios).
 ------------------------------------------------------------------------------------------------
 Karpinski, Marie      Vice         Since       Vice President and Treasurer   None
 K.(D)                 President    1987        of all Legg Mason funds
 Age 54                and                      (consisting of 23
                       Treasurer                portfolios).
 ------------------------------------------------------------------------------------------------

 -------------------  -------------------------------------

                       PRINCIPAL OCCUPATION(S) DURING THE
    NAME AND AGE                 PAST FIVE YEARS
 -------------------  -------------------------------------
 Mehlman, Arthur S.   Retired. Director of University of
 Age 60               Maryland College Park Foundation
                      (non-profit) since 1998. Formerly:
                      Partner, KPMG LLP (international
                      accounting firm). (1972-2002).
 -------------------
 O'Brien, G. Peter    Trustee of Colgate University and
 Age 57               President of Hill House, Inc.
                      (residential home care). Formerly:
                      Managing Director, Equity Capital
                      Markets Group of Merrill Lynch & Co.
                      (1971-1999).
 -------------------
 Rowan, S. Ford       Consultant, Rowan & Blewitt Inc.
 Age 59               (management consulting); Adjunct
                      Professor, George Washington
                      University since 2000; Director of
                      Santa Fe Institute (scientific
                      research institute) since 1999;
                      Director of Annapolis Center for
                      Science-Based Public Policy since
                      1995.
 -------------------
 Duffy, Marc R.(D)    Vice President and Secretary of Legg
 Age 45               Mason Fund Adviser, Inc. since 2000;
                      Associate General Counsel of Legg
                      Mason Wood Walker, Incorporated since
                      1999. Formerly: Senior Associate,
                      Kirkpatrick & Lockhart LLP
                      (1996-1999); Senior Counsel,
                      Securities and Exchange Commission,
                      Division of Investment Management
                      (1989-1995).
 -------------------
 Karpinski, Marie     Vice President and Treasurer of Legg
 K.(D)                Mason Fund Adviser, Inc. and Western
 Age 54               Asset Funds, Inc.; Treasurer of
                      Pacific American Income Shares, Inc.
                      and Western Asset Premier Bond Fund.
 -------------------

(A) Directors of the Corporation serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Corporation serve one-year terms, subject to annual reappointment by the Board of Directors.

(B) Mr. Curley is considered to be an interested person (as defined in the 1940
    Act) of the Corporation by virtue of being an employee of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Corporation.

(C) Mr. Fetting is considered to be an interested person (as defined in the 1940
    Act) of the Corporation by virtue of being an employee of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Corporation.

(D) Officers of the Corporation are interested persons (as defined in the 1940
    Act).

            ADDITIONAL INFORMATION ABOUT THE CORPORATION'S DIRECTORS
            AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL
             INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY
                            CALLING 1-800-822-5544.

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

               EQUITY FUNDS:                                   SPECIALTY FUNDS:
Value Trust                                   Balanced Trust
Special Investment Trust                      Financial Services Fund
American Leading Companies Trust              Opportunity Trust
Classic Valuation Fund
Focus Trust
U.S. Small-Capitalization Value Trust

               GLOBAL FUNDS:                                 TAXABLE BOND FUNDS:
Global Income Trust                           U.S. Government Intermediate-Term Portfolio
Europe Fund                                   Investment Grade Income Portfolio
International Equity Trust                    High Yield Portfolio
Emerging Markets Trust

            TAX-FREE BOND FUNDS:                             MONEY MARKET FUNDS:
Tax-Free Intermediate-Term Income Trust       U.S. Government Money Market Portfolio
Maryland Tax-Free Income Trust                Cash Reserve Trust
Pennsylvania Tax-Free Income Trust            Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please call 1-888-425-6432 or visit www.leggmasoninstitutionalfunds.com. Read the prospectus carefully before investing or sending money.




                                                         [LEGG MASON FUNDS LOGO]

                              Investment Manager

                              Legg Mason Fund Adviser, Inc.
                              Baltimore, MD

                              Investment Adviser

                              Western Asset Management Company
                              Pasadena, CA

                              Board of Directors

                              John F. Curley, Jr., Chairman
                              Mark R. Fetting, President
                              Richard G. Gilmore
                              Arnold L. Lehman
                              Robin J.W. Masters
                              Dr. Jill E. McGovern
                              Arthur S. Mehlman
                              G. Peter O'Brien
                              S. Ford Rowan

                              Transfer and Shareholder Servicing Agent

                              Boston Financial Data Services
                              Braintree, MA

                              Custodian

                              State Street Bank & Trust Company
                              Boston, MA

                              Counsel

                              Kirkpatrick & Lockhart LLP
                              Washington, DC

                              Independent Accountants

                              PricewaterhouseCoopers LLP
                              Baltimore, MD

    This report is not to be distributed unless preceded or accompanied by a prospectus.

                      LEGG MASON WOOD WALKER, INCORPORATED
                        MEMBER NYSE, INC. - MEMBER SIPC
                    ---------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

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